UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21226

Eaton Vance Ohio Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Bond Funds

Annual Report

September 30, 2015

Municipal II (EIV)    •    California II (EIA)    •    Massachusetts (MAB)    •    Michigan (MIW)

New Jersey (EMJ)    •    New York II (NYH)    •    Ohio (EIO)    •    Pennsylvania (EIP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report September 30, 2015

Eaton Vance

Municipal Bond Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Municipal Bond Fund II	4
California Municipal Bond Fund II	5
Massachusetts Municipal Bond Fund	6
Michigan Municipal Bond Fund	7
New Jersey Municipal Bond Fund	8
New York Municipal Bond Fund II	9
Ohio Municipal Bond Fund	10
Pennsylvania Municipal Bond Fund	11

Endnotes and Additional Disclosures	12

Financial Statements	13

Report of Independent Registered Public Accounting Firm	74

Federal Tax Information	75

Annual Meeting of Shareholders	76

Dividend Reinvestment Plan	77

Board of Trustees’ Contract Approval	79

Management and Organization	83

Important Notices	86

Eaton Vance

Municipal Bond Funds

September 30, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on October 1, 2014, municipal bonds were well into a rally that continued for the first four months of the period ended September 30, 2015. U.S. 10-year Treasury and municipal rates hit their low for the period around the end of January 2015. After that, municipal returns turned negative as a flood of new issuance, along with modest outflows from municipal mutual funds, put downward pressure on bond prices. For the period as a whole, however, municipal bonds delivered positive performance as gains during the rally in the opening months of the period outweighed losses during the selloff in the period’s final eight months.

Going into the period, investors anticipated rising interest rates, driven by what was expected to be the Federal Reserve Board’s (the Fed’s) first rate hike since 2006. But while the U.S. economy continued to experience moderate growth and low inflation, fixed-income investors became increasingly concerned about declining growth in the eurozone, Japan and China. The result was strong worldwide demand for U.S. Treasurys that pushed Treasury rates down in the early months of the period, with municipal rates following.

Beginning in February 2015, however, rates in the short end of the yield curve began to creep upward, as investors believed the Fed was getting closer to a rate hike. In the following months, as European interest rates rose from historic lows, yields on longer maturity Treasurys climbed as well.

In August 2015, China surprised the markets by devaluing its currency. Oil prices continued their fall, causing investors to question whether the Fed would raise rates in September as many had expected. After a number of U.S. economic numbers came in weaker than expected, the Fed decided not to take action at its September meeting. Against this backdrop, many asset classes experienced dramatic volatility in August and September, although the municipal market remained relatively calm.

For the one-year period as a whole, the municipal yield curve flattened. For AAA-rated7 issues, interest rates rose modestly in the one- to six-year part of the curve, while rates declined slightly in the seven- to 30-year part of the curve.

Fund Performance

For the fiscal year ended September 30, 2015, Municipal Bond Fund II, Massachusetts Municipal Bond Fund, Michigan

Municipal Bond Fund, New York Municipal Bond Fund II, Ohio Municipal Bond Fund and Pennsylvania Municipal Bond Fund shares at net asset value (NAV) outperformed the 4.44% return of the Funds’ benchmark, the Barclays Long (22+) Year Municipal Bond Index (the Index).2 During the same 12-month period, California Municipal Bond Fund II shares at NAV performed in line with the Index and New Jersey Municipal Bond Fund shares at NAV underperformed the Index.

The Funds’ overall strategy is to invest primarily in higher-quality bonds (rated A or higher).

In managing the Funds, management employs leverage through Residual Interest Bond (RIB) financing and Auction Preferred Shares (APS)6 to seek to enhance the Funds’ tax-exempt income. The use of leverage has the effect of achieving additional exposure to the municipal market, and thus magnifying a Fund’s exposure to its underlying investments in both up and down market environments. During this period of falling rates and rising prices in the medium- and long-maturity areas of the municipal yield curve, the use of leverage contributed to performance versus the Index — which does not employ leverage — for all eight Funds.

By using Treasury futures and/or interest-rate swaps, management hedges to various degrees against the greater potential risk of volatility caused by the use of leverage and investing in bonds at the long end of the yield curve. As a risk management tactic within the Funds’ overall strategy, interest rate hedging is intended to moderate performance on both the upside and the downside of the market. During this period of positive performance by municipal bonds, the Funds’ Treasury futures hedge mitigated some of the upside and thus detracted modestly from performance relative to the unhedged Index for all Funds except the Michigan and Ohio Funds, which did not use a hedging strategy during the period.

Fund-specific Results

Eaton Vance Municipal Bond Fund II shares at NAV returned 6.30%, outperforming the 4.44% return of the Index. Significant contributors to relative results versus the Index included leverage, as noted above, and an overweight in zero coupon bonds. In addition, relative performance was aided by a positive credit development regarding the Fund’s position in AMBAC-insured bonds issued by the Las Vegas Monorail Company, an issuer that filed for bankruptcy protection

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Bond Funds

September 30, 2015

Management’s Discussion of Fund Performance—continued

in 2010. The security was sold during the period. The main detractors from performance relative to the Index were the Fund’s hedging strategy, an underweight in A-rated and BBB-rated bonds, and an underweight in the hospital sector, which was the best-performing sector in the Index during the period.

Eaton Vance California Municipal Bond Fund II shares at NAV returned 4.47%, performing in line with the 4.44% return of the Index. Leverage contributed to performance versus the Index, as did an overweight in zero coupon bonds and an overweight and security selection in local general obligation bonds. Detractors from results versus the Index included the Fund’s hedging strategy, an overweight in prerefunded, or escrowed, bonds, and an underweight in A-rated and BBB-rated bonds.

Eaton Vance Massachusetts Municipal Bond Fund shares at NAV returned 4.76%, outperforming the 4.44% return of the Index. Key contributors to performance relative to the Index included leverage, an overweight and security selection in the special tax sector, and an overweight and security selection in local general obligation bonds. In contrast, the Fund’s hedging strategy, an overweight and security selection in prerefunded bonds, an underweight in bonds with 22 or more years remaining to maturity, and an underweight and security selection in the hospital sector all detracted from performance versus the Index.

Eaton Vance Michigan Municipal Bond Fund shares at NAV returned 6.63%, outperforming the 4.44% return of the Index. Leverage, an overweight and security selection in insured Puerto Rico bonds, and an overweight in zero coupon bonds all contributed to results versus the Index. In contrast, detractors from Fund performance versus the Index included an underweight in the transportation sector, an underweight in BBB-rated bonds, and an underweight in bonds with 22 or more years remaining to maturity.

Eaton Vance New Jersey Municipal Bond Fund shares at NAV returned 4.11%, underperforming the 4.44% return of the Index. Detractors from results relative to the Index included the Fund’s hedging strategy, security selection in the transportation sector, and security selection in zero coupon bonds. In addition, performance of the New Jersey Fund relative to the Index, which is a national benchmark, was hurt by the broad underperformance of New Jersey municipal issues relative to those of most other states during the period.

Contributors to performance versus the Index included leverage, an overweight in A-rated bonds, an overweight and security selection in local general obligation bonds, and several bonds that were prerefunded during the period and therefore increased significantly in price.

Eaton Vance New York Municipal Bond Fund II shares at NAV returned 5.22%, outperforming the 4.44% return of the Index. Key contributors to results versus the Index included leverage, security selection in bonds with 10 to 15 years remaining to maturity, and an overweight and security selection in local general obligation bonds. In contrast, performance versus the Index was hurt by the Fund’s hedging strategy, an underweight and security selection in the hospital sector, and an underweight in A-rated and BBB-rated bonds.

Eaton Vance Ohio Municipal Bond Fund shares at NAV returned 6.63%, outperforming the 4.44% return of the Index. Significant contributors to results versus the Index included leverage, an overweight in zero coupon bonds, and an overweight and security selection in local general obligation bonds. An overweight in prerefunded bonds, an underweight and security selection in the transportation sector, and an underweight in bonds with 22 or more years remaining to maturity all detracted from performance relative to the Index.

Eaton Vance Pennsylvania Municipal Bond Fund shares at NAV returned 5.29%, outperforming the 4.44% return of the Index. Leverage contributed to performance versus the Index, as did an overweight in zero coupon bonds and an overweight and security selection in A-rated bonds. In contrast, the Fund’s hedging strategy, an underweight and security selection in the transportation sector, and an underweight and security selection in BBB-rated bonds all detracted from performance relative to the Index during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Bond Fund II

September 30, 2015

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	6.30%	8.31%	5.61%
Fund at Market Price	—	5.89	4.47	4.15
Barclays Long (22+) Year Municipal Bond Index	—	4.44%	5.55%	5.02%

% Premium/Discount to NAV[4]
				–8.06%

Distributions[5]
Total Distributions per share for the period				$0.749
Distribution Rate at NAV				5.40%
Taxable-Equivalent Distribution Rate at NAV				9.54%
Distribution Rate at Market Price				5.88%
Taxable-Equivalent Distribution Rate at Market Price				10.39%

% Total Leverage[6]
Auction Preferred Shares (APS)				19.85%
Residual Interest Bond (RIB) Financing				19.45

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

California Municipal Bond Fund II

September 30, 2015

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	4.47%	7.59%	5.19%
Fund at Market Price	—	9.94	5.45	4.76
Barclays Long (22+) Year Municipal Bond Index	—	4.44%	5.55%	5.02%

% Premium/Discount to NAV[4]
				–4.27%

Distributions[5]
Total Distributions per share for the period				$0.731
Distribution Rate at NAV				5.58%
Taxable-Equivalent Distribution Rate at NAV				11.37%
Distribution Rate at Market Price				5.83%
Taxable-Equivalent Distribution Rate at Market Price				11.88%

% Total Leverage[6]
APS				30.22%
RIB Financing				9.90

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2015

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	4.76%	6.36%	5.61%
Fund at Market Price	—	–1.14	3.62	3.12
Barclays Long (22+) Year Municipal Bond Index	—	4.44%	5.55%	5.02%

% Premium/Discount to NAV[4]
				–9.54%

Distributions[5]
Total Distributions per share for the period				$0.760
Distribution Rate at NAV				5.04%
Taxable-Equivalent Distribution Rate at NAV				9.39%
Distribution Rate at Market Price				5.57%
Taxable-Equivalent Distribution Rate at Market Price				10.37%

% Total Leverage[6]
APS				32.61%
RIB Financing				3.29

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2015

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	6.63%	6.77%	5.93%
Fund at Market Price	—	6.11	4.03	3.69
Barclays Long (22+) Year Municipal Bond Index	—	4.44%	5.55%	5.02%

% Premium/Discount to NAV[4]
				–12.85%

Distributions[5]
Total Distributions per share for the period				$0.789
Distribution Rate at NAV				5.28%
Taxable-Equivalent Distribution Rate at NAV				9.74%
Distribution Rate at Market Price				6.06%
Taxable-Equivalent Distribution Rate at Market Price				11.18%

% Total Leverage[6]
APS				37.29%

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2015

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	4.11%	5.83%	5.53%
Fund at Market Price	—	10.17	2.70	3.95
Barclays Long (22+) Year Municipal Bond Index	—	4.44%	5.55%	5.02%

% Premium/Discount to NAV[4]
				–8.36%

Distributions[5]
Total Distributions per share for the period				$0.750
Distribution Rate at NAV				5.27%
Taxable-Equivalent Distribution Rate at NAV				10.23%
Distribution Rate at Market Price				5.75%
Taxable-Equivalent Distribution Rate at Market Price				11.16%

% Total Leverage[6]
APS				34.67%
RIB Financing				0.40

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

New York Municipal Bond Fund II

September 30, 2015

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	5.22%	6.09%	4.97%
Fund at Market Price	—	10.09	3.44	4.62
Barclays Long (22+) Year Municipal Bond Index	—	4.44%	5.55%	5.02%

% Premium/Discount to NAV[4]
				–7.96%

Distributions[5]
Total Distributions per share for the period				$0.687
Distribution Rate at NAV				5.13%
Taxable-Equivalent Distribution Rate at NAV				9.94%
Distribution Rate at Market Price				5.57%
Taxable-Equivalent Distribution Rate at Market Price				10.79%

% Total Leverage[6]
APS				23.33%
RIB Financing				16.39

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

9

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2015

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	6.63%	7.46%	5.04%
Fund at Market Price	—	5.30	3.38	4.13
Barclays Long (22+) Year Municipal Bond Index	—	4.44%	5.55%	5.02%

% Premium/Discount to NAV[4]
				–10.36%

Distributions[5]
Total Distributions per share for the period				$0.702
Distribution Rate at NAV				5.05%
Taxable-Equivalent Distribution Rate at NAV				9.39%
Distribution Rate at Market Price				5.63%
Taxable-Equivalent Distribution Rate at Market Price				10.47%

% Total Leverage[6]
APS				31.25%
RIB Financing				3.90

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2015

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	5.29%	7.15%	5.95%
Fund at Market Price	—	1.16	3.32	4.06
Barclays Long (22+) Year Municipal Bond Index	—	4.44%	5.55%	5.02%

% Premium/Discount to NAV[4]
				–13.06%

Distributions[5]
Total Distributions per share for the period				$0.773
Distribution Rate at NAV				5.49%
Taxable-Equivalent Distribution Rate at NAV				10.01%
Distribution Rate at Market Price				6.31%
Taxable-Equivalent Distribution Rate at Market Price				11.50%

% Total Leverage[6]
APS				32.52%
RIB Financing				5.07

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

11

Eaton Vance

Municipal Bond Funds

September 30, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at www.eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[6]

Fund employs RIB financing and/or APS leverage. The leverage created by RIB investments and APS provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective July 31, 2015, the Michigan Municipal Bond Fund and the Ohio Municipal Bond Fund are managed by Cynthia J. Clemson.

12

Eaton Vance

Municipal Bond Fund II

September 30, 2015

Portfolio of Investments

Tax-Exempt Investments — 161.1%

Security	Principal Amount (000’s omitted)	Value

Education — 10.2%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,200	$2,495,108
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	565	624,184
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35	1,745	2,002,545
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,878,294
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	3,088,424
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,678,620
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	556,875
University of Virginia, 5.00%, 6/1/40	1,500	1,640,820

		$13,964,870

Electric Utilities — 3.4%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$330	$374,748
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,300	1,428,921
South Carolina Public Service Authority, 5.50%, 1/1/38	1,310	1,463,755
Unified Government of Wyandotte County/Kansas City, KS, Board of Public Utilities, 5.00%, 9/1/36	685	750,219
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	579,355

		$4,596,998

Escrowed / Prerefunded — 0.9%
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	$110	$126,355
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	1,000	1,120,740

		$1,247,095

General Obligations — 21.6%
California, 5.00%, 12/1/30	$610	$717,104
California, 5.00%, 10/1/33	2,150	2,488,883
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	1,680	1,777,675
Clark County, NV, 5.00%, 7/1/33	500	566,115
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	2,500	3,061,325
Hawaii, 5.00%, 12/1/29	2,500	2,903,900
Hawaii, 5.00%, 12/1/30	1,000	1,162,500

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/33	$2,000	$2,226,960
Mississippi, 5.00%, 10/1/36(1)	1,725	1,959,980
New York, 5.00%, 2/15/34(1)	2,750	3,147,127
New York, NY, 5.00%, 8/1/31	2,000	2,290,700
Oregon, 5.00%, 8/1/36	1,000	1,150,830
Washington, 5.00%, 2/1/35(1)	5,250	6,006,630

		$29,459,729

Hospital — 4.0%
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	$360	$413,899
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,285	1,350,985
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,120	367,674
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	3,000	930,720
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	696,186
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,550	1,745,238

		$5,504,702

Industrial Development Revenue — 0.4%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$595	$609,750

		$609,750

Insured – Education — 4.3%
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	$1,555	$1,636,591
University of South Alabama, (BHAC), 5.00%, 8/1/38	3,900	4,243,941

		$5,880,532

Insured – Electric Utilities — 7.3%
Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$5,282,820
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	836,187
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,205	2,218,914
South Carolina Public Service Authority, (BHAC), 5.50%, 1/1/38	1,465	1,636,947

		$9,974,868

13	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 6.3%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,159,870
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	670	757,107
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	420	474,604
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	660	750,684
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), Prerefunded to 11/16/15, 5.00%, 11/15/35	1,490	1,499,298
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	565	647,654
Philadelphia, PA, (AGC), Prerefunded to 7/15/16, 7.00%, 7/15/28	1,250	1,316,487
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	130	149,328
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	1,545	1,829,805

		$8,584,837

Insured – General Obligations — 6.4%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$750	$954,412
Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	12,000	4,676,760
Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,750	3,072,740

		$8,703,912

Insured – Hospital — 13.8%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,867,425
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,597,695
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,200	2,322,254
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,683,150
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	1,750	1,857,555
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	750	796,095

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital (continued)
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	$2,090	$2,221,106
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	529,880
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,482,184
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,536,785

		$18,894,129

Insured – Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,500,760

		$1,500,760

Insured – Lease Revenue / Certificates of Participation — 5.0%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$1,000	$1,296,010
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	310	341,267
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,250	3,545,002
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,500	1,621,485

		$6,803,764

Insured – Other Revenue — 1.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$2,540	$1,070,483
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,176,190

		$2,246,673

Insured – Solid Waste — 1.0%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$740	$844,029
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	425	481,215

		$1,325,244

Insured – Special Tax Revenue — 5.1%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$3,199,920
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,136,087

14	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,440	$686,646

		$7,022,653

Insured – Student Loan — 0.9%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,115	$1,227,883

		$1,227,883

Insured – Transportation — 19.9%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$292,755
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	400	451,540
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	202,694
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	113,032
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	1,585	1,776,769
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	6,628,908
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,385,479
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	10,910,500
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/24	1,000	1,133,890
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	535	603,148
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,136,106
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	282,538
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	322,234
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,750	1,913,275

		$27,152,868

Insured – Water and Sewer — 7.1%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$1,635	$1,752,900
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/34	205	205,668
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,250	1,363,437
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	435	468,539
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,285,550
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	230	256,172

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	$195	$217,189
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	240	263,134
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	195	212,729
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,205	2,458,421
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,226,734

		$9,710,473

Lease Revenue / Certificates of Participation — 10.7%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,440,508
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,791,900
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	5,250	6,356,333

		$14,588,741

Other Revenue — 1.3%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,500,070
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	283,777

		$1,783,847

Senior Living / Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$261,903

		$261,903

Special Tax Revenue — 9.5%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/30(1)	$1,850	$2,221,647
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	405	468,443
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/36	215	247,934
Homewood, AL, City Board of Education, 5.00%, 4/1/32	1,880	2,092,797
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	964,073
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	465	533,592
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,710	1,958,531

15	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	$3,800	$4,480,618

		$12,967,635

Transportation — 13.3%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$640	$746,694
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,151,944
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,909,618
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	465	542,869
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	620	724,272
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	1,000,995
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,254,995
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	1,385	1,551,061
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,214,504
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	420	471,072
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	375	419,985
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	2,040	2,357,567
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,118,490
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,714,375

		$18,178,441

Water and Sewer — 5.8%
Chicago, IL, Water Revenue, 5.00%, 11/1/42	$1,000	$1,031,850
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,555	1,657,505
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	410,176
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	319,083

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/36	$4,000	$4,564,480

		$7,983,094

Total Tax-Exempt Investments — 161.1% (identified cost $201,143,312)		$220,175,401

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (32.7)%		$(44,701,045)

Other Assets, Less Liabilities — (28.4)%		$(38,766,845)

Net Assets Applicable to Common Shares — 100.0%		$136,707,511

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

At September 30, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	14.0%
Others, representing less than 10% individually	86.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2015, 49.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 19.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,630,618.

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

September 30, 2015

Portfolio of Investments

Tax-Exempt Investments — 162.1%

Security	Principal Amount (000’s omitted)	Value

Education — 16.7%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$1,370	$1,503,767
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	395	454,538
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	181,771
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	83,119
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	425,900
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	1,000,235
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	139,586
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,200	1,332,864
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	372,329
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	241,355
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	165,012
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	476,722
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	497,127
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	523,899
University of California, 5.25%, 5/15/39	835	939,492
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	165	190,276

		$8,527,992

Electric Utilities — 6.2%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$824,209
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	495,818
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	145,861
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,148,810
Vernon, Electric System Revenue, 5.125%, 8/1/21	470	520,177

		$3,134,875

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 0.4%
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	$205	$227,351

		$227,351

General Obligations — 24.5%
California, 5.00%, 10/1/31	$565	$658,909
California, 5.50%, 11/1/35	1,300	1,551,602
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	2,111,831
San Bernardino Community College District, 4.00%, 8/1/30	1,510	1,608,180
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	720	829,490
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	455	527,108
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	469,868
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	685	824,610
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	1,170	1,397,495
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	1,125	1,285,256
Ventura County Community College District, 5.00%, 8/1/29	1,000	1,193,680

		$12,458,029

Hospital — 13.3%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$1,400	$1,551,410
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	335	373,927
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	527,312
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	858,877
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	680,652
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	280	314,552
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,133,110
Washington Township Health Care District, 5.00%, 7/1/32	555	574,414
Washington Township Health Care District, 5.25%, 7/1/29	750	752,108

		$6,766,362

Insured – Education — 6.5%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$325	$327,675

17	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$780	$786,419
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	2,000	2,181,540

		$3,295,634

Insured – Electric Utilities — 4.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,035	$947,781
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,111,400

		$2,059,181

Insured – Escrowed / Prerefunded — 24.0%
Antelope Valley Community College District, (Election of 2004), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/39	$725	$788,060
California Educational Facilities Authority, (Pepperdine University), (AMBAC), Prerefunded to 12/1/15, 5.00%, 12/1/32	95	95,782
California Educational Facilities Authority, (Pepperdine University), (AMBAC), Prerefunded to 12/1/15, 5.00%, 12/1/35	220	221,811
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	1,150	1,477,727
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	525	674,615
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), Prerefunded to 7/1/16, 4.75%, 7/1/37	1,235	1,277,286
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,945,048
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), Prerefunded to 6/1/17, 5.00%, 6/1/32	100	107,506
East Bay Municipal Utility District, Water System Revenue, (NPFG), Prerefunded to 6/1/17, 5.00%, 6/1/32(1)	1,600	1,720,096
Orange County Water District, Certificates of Participation, (NPFG), Prerefunded to 8/15/32, 5.00%, 8/15/34	395	495,140
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	1,040	1,125,717
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), Prerefunded to 4/1/17, 5.00%, 4/1/32	1,225	1,308,778

		$12,237,566

Insured – General Obligations — 23.2%
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	$7,125	$2,380,890
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	764,570

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	$1,500	$1,609,335
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	6,675	2,326,037
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	594,447
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,250	1,396,700
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,734,464

		$11,806,443

Insured – Hospital — 6.1%
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,250	$1,270,775
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,750	1,863,977

		$3,134,752

Insured – Lease Revenue / Certificates of Participation — 3.7%
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$1,750	$1,908,847

		$1,908,847

Insured – Special Tax Revenue — 3.9%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$1,535	$1,555,952
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	413,689

		$1,969,641

Insured – Transportation — 5.0%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,195,389
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	343,619

		$2,539,008

Insured – Water and Sewer — 2.2%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$445	$490,737
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	615	620,160

		$1,110,897

Lease Revenue / Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$480	$544,406

		$544,406

18	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 7.3%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,631,580
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,487,070
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/29	500	582,845

		$3,701,495

Transportation — 11.7%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,190	$1,365,894
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	617,911
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	1,060	1,203,291
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,480,975
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	704,736
San Jose, Airport Revenue, 5.00%, 3/1/20	500	575,995

		$5,948,802

Water and Sewer — 2.3%
Metropolitan Water District of Southern California, 5.00%, 1/1/39	$1,050	$1,160,576

		$1,160,576

Total Tax-Exempt Investments — 162.1% (identified cost $75,220,119)		$82,531,857

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.5)%		$(25,700,658)

Other Assets, Less Liabilities — (11.6)%		$(5,916,705)

Net Assets Applicable to Common Shares — 100.0%		$50,914,494

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2015, 48.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 18.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $408,291.

19	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2015

Portfolio of Investments

Tax-Exempt Investments — 152.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.9%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$755,370
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	830,886

		$1,586,256

Education — 11.1%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$750	$851,625
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	981,169
University of Massachusetts Building Authority, 5.00%, 11/1/39	1,000	1,120,020

		$2,952,814

Escrowed / Prerefunded — 8.6%
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/18, 5.50%, 7/1/36	$1,000	$1,129,600
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,025	1,159,193

		$2,288,793

General Obligations — 12.3%
Boston, 4.00%, 4/1/24	$200	$222,068
Cambridge, 4.00%, 2/15/21	395	449,865
Danvers, 5.25%, 7/1/36	565	664,135
Plymouth, 5.00%, 5/1/26	250	290,268
Plymouth, 5.00%, 5/1/31	225	255,535
Plymouth, 5.00%, 5/1/32	205	232,017
Wayland, 5.00%, 2/1/33	340	391,697
Wayland, 5.00%, 2/1/36	510	583,363
Winchester, 5.00%, 4/15/36	160	183,179

		$3,272,127

Hospital — 20.0%
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/25	$400	$471,276
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33	120	133,656
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	607,304
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	775	846,036
Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), 5.25%, 8/15/28	400	423,948

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/34	$500	$560,315
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/39	750	835,838
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	370	371,554
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,089,360

		$5,339,287

Insured – Education — 14.9%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$867,573
Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	750	796,508
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,365,448
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	750	953,430

		$3,982,959

Insured – Electric Utilities — 4.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,082,911

		$1,082,911

Insured – Escrowed / Prerefunded — 8.4%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$2,248,515

		$2,248,515

Insured – General Obligations — 13.3%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,454,724
Revere, (AGC), 5.00%, 4/1/39	1,000	1,103,330

		$3,558,054

Insured – Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$220	$246,990

		$246,990

Insured – Lease Revenue / Certificates of Participation — 5.0%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,323,800

		$1,323,800

20	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 1.9%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$415	$501,681

		$501,681

Insured – Special Tax Revenue — 16.9%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$605	$733,284
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	805	942,913
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	522,416
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,160	1,236,200
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	951,870
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	770	119,081

		$4,505,764

Insured – Water and Sewer — 4.7%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$960	$1,240,406

		$1,240,406

Other Revenue — 3.4%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	$320	$359,139
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/29	490	546,556

		$905,695

Special Tax Revenue — 5.5%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$95	$105,045
Massachusetts Bay Transportation Authority, Special Tax Revenue, 5.00%, 7/1/35	1,210	1,372,310

		$1,477,355

Transportation — 12.4%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,122,560
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	558,465
Massachusetts Port Authority, 5.00%, 7/1/28	250	285,852
Massachusetts Port Authority, 5.00%, 7/1/34	435	492,294
Massachusetts Port Authority, 5.00%, 7/1/45	750	857,565

		$3,316,736

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 3.2%
Boston Water & Sewer Commission, 5.00%, 11/1/27	$750	$866,595

		$866,595

Total Tax-Exempt Investments — 152.5% (identified cost $36,149,386)		$40,696,738

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.9)%		$(13,575,396)

Other Assets, Less Liabilities — (1.6)%		$(434,121)

Net Assets Applicable to Common Shares — 100.0%		$26,687,221

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2015, 45.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.0% to 15.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $453,430.

21	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2015

Portfolio of Investments

Tax-Exempt Investments — 156.9%

Security	Principal Amount (000’s omitted)	Value

Education — 6.0%
Michigan Technological University, 4.00%, 10/1/36	$570	$585,732
Wayne State University, 5.00%, 11/15/40	675	751,592

		$1,337,324

Electric Utilities — 7.7%
Holland, Electric Utility System, 5.00%, 7/1/39	$865	$976,308
Michigan Public Power Agency, 5.00%, 1/1/43	700	744,317

		$1,720,625

General Obligations — 26.5%
Buchanan Community Schools, 4.00%, 5/1/31	$500	$523,515
Comstock Park Public Schools, 5.125%, 5/1/31	205	227,804
Comstock Park Public Schools, 5.25%, 5/1/33	165	182,884
East Grand Rapids Public Schools, 5.00%, 5/1/39	665	736,847
Grass Lake Community Schools, 5.00%, 5/1/30	430	496,138
Lansing Community College, 5.00%, 5/1/30	1,000	1,149,220
Plymouth-Canton Community Schools, 4.00%, 5/1/33	750	787,365
Walled Lake Consolidated School District, 5.00%, 5/1/34	635	719,233
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,109,600

		$5,932,606

Hospital — 24.1%
Grand Traverse Hospital, 5.375%, 7/1/35	$750	$827,798
Kalamazoo Hospital Finance Authority, (Bronson Health Care Group), 5.25%, 5/15/33	500	538,615
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	825,450
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	750	826,680
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	550,150
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/48	700	752,570
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,087,620

		$5,408,883

Insured – Bond Bank — 3.1%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$695,324

		$695,324

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 2.1%
Ferris State University, (AGC), 5.125%, 10/1/33	$435	$475,525

		$475,525

Insured – Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$610	$591,676

		$591,676

Insured – Escrowed / Prerefunded — 17.4%
Michigan Building Authority, (NPFG), Prefunded to 10/15/16, 0.00%, 10/15/30	$1,060	$527,806
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,135	1,139,506
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,230,307

		$3,897,619

Insured – General Obligations — 32.4%
Battle Creek, (BAM), 5.00%, 6/1/33	$250	$270,250
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	500	551,910
Livonia Public Schools, (AGM), 5.00%, 5/1/43	750	828,570
Okemos Public Schools, (NPFG), 0.00%, 5/1/19	1,330	1,253,831
Pinconning Area Schools, (AGM), 5.00%, 5/1/33	1,000	1,051,900
Royal Oak, (AGC), 6.25%, 10/1/28	1,000	1,139,160
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	559,750
South Haven Public Schools, (BAM), 5.00%, 5/1/41	950	1,051,156
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	544,560

		$7,251,087

Insured – Lease Revenue / Certificates of Participation — 5.4%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$516,150
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	1,440	706,104

		$1,222,254

Insured – Special Tax Revenue — 1.3%
Puerto Rico Sales Tax Financing Corp., (AGM), 0.00%, 8/1/33	$560	$188,983
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	615	95,110

		$284,093

22	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 14.0%
Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	$1,000	$1,101,970
Michigan Finance Authority, (Detroit Water & Sewerage Department), (AGM), 5.00%, 7/1/31	1,500	1,681,500
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	355	345,990

		$3,129,460

Lease Revenue / Certificates of Participation — 4.6%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,043,590

		$1,043,590

Special Tax Revenue — 5.1%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,133,660

		$1,133,660

Water and Sewer — 4.6%
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	$605	$760,116
Port Huron, Water Supply System, 5.25%, 10/1/31	250	273,077

		$1,033,193

Total Tax-Exempt Investments — 156.9% (identified cost $32,607,504)		$35,156,919

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.5)%		$(13,325,056)

Other Assets, Less Liabilities — 2.6%		$576,605

Net Assets Applicable to Common Shares — 100.0%		$22,408,468

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2015, 49.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 15.7% of total investments.

23	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2015

Portfolio of Investments

Tax-Exempt Municipal Securities — 150.8%

Security	Principal Amount (000’s omitted)	Value

Education — 7.8%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	$340	$381,963
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	210	235,410
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	392,659
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	690	758,096
New Jersey Institute of Technology, 5.00%, 7/1/42	735	808,647
Rutgers State University, 5.00%, 5/1/39	250	278,368

		$2,855,143

Escrowed / Prerefunded — 0.7%
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), Prerefunded to 7/1/16, 5.125%, 7/1/35	$250	$259,248

		$259,248

General Obligations — 4.3%
Monmouth County Improvement Authority, 5.00%, 1/15/27	$1,375	$1,586,227

		$1,586,227

Hospital — 14.0%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$250	$282,200
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	515	539,823
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	450	454,734
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	295	332,639
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	750	821,602
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/34	1,200	1,339,908
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,315	1,337,710
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), Prerefunded to 7/1/16, 5.00%, 7/1/46	30	31,021

		$5,139,637

Housing — 2.7%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$940	$994,623

		$994,623

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 6.7%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$920	$921,224
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,145	1,232,581
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	275	298,177

		$2,451,982

Insured – Electric Utilities — 2.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$596,525
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	305,182

		$901,707

Insured – Escrowed / Prerefunded — 10.6%
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.00%, 10/15/35	$320	$360,173
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.10%, 10/15/36	340	383,704
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.15%, 10/15/37	360	406,814
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.20%, 10/15/38	382	432,248
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	700	804,433
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	840	962,884
Nutley School District, (NPFG), Prerefunded to 7/15/17, 4.75%, 7/15/30	110	118,196
Nutley School District, (NPFG), Prerefunded to 7/15/17, 4.75%, 7/15/31	410	440,549

		$3,909,001

Insured – General Obligations — 37.6%
Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$1,942,264
Bayonne, (AGM), 5.50%, 7/1/39	1,000	1,119,940
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,657,230
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	794,980
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	3,602,832
Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,310	2,211,501
Jersey City, (AGM), 5.00%, 1/15/29	1,000	1,093,610
Monroe Township Board of Education, Middlesex County, (AGC), Prerefunded to 3/1/18, 4.75%, 3/1/34	1,015	1,111,009
Paterson, (BAM), 5.00%, 1/15/26	250	277,647

		$13,811,013

24	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 6.3%
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	$190	$203,139
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	170	180,159
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	250	264,940
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,500	1,658,475

		$2,306,713

Insured – Lease Revenue / Certificates of Participation — 7.5%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,296,010
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	460	506,396
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	360	383,504
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	564,100

		$2,750,010

Insured – Special Tax Revenue — 13.2%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$883,070
Garden State Preservation Trust, (AGM), Prerefunded to 11/1/15, 5.80%, 11/1/21	500	502,450
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	978,764
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,591,149
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	713,395
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	170,888

		$4,839,716

Insured – Transportation — 9.4%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$1,200	$621,576
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,500	1,868,625
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720	772,575
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	202,237

		$3,465,013

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 10.7%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$3,393,720
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	635	531,571

		$3,925,291

Lease Revenue / Certificates of Participation — 1.7%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$600	$628,290

		$628,290

Senior Living / Life Care — 1.9%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$675	$714,265

		$714,265

Student Loan — 2.9%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,065,254

		$1,065,254

Transportation — 8.1%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$656,953
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	233,182
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/30	610	638,267
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,216,137
South Jersey Transportation Authority, 5.00%, 11/1/39	200	209,970

		$2,954,509

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$725	$808,317

		$808,317

Total Tax-Exempt Municipal Securities — 150.8% (identified cost $49,905,540)		$55,365,959

25	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2015

Portfolio of Investments — continued

Taxable Municipal Securities — 1.3%

Security	Principal Amount (000’s omitted)	Value

Transportation — 1.3%
Port Authority of New York and New Jersey, 4.458%, 10/1/62	$500	$484,930

Total Taxable Municipal Securities — 1.3% (identified cost $494,591)		$484,930

Total Investments — 152.1% (identified cost $50,400,131)		$55,850,889

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.4)%		$(19,600,166)

Other Assets, Less Liabilities — 1.3%		$463,572

Net Assets Applicable to Common Shares — 100.0%		$36,714,295

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2015, 68.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 23.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

September 30, 2015

Portfolio of Investments

Tax-Exempt Investments — 161.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.2%
New York Environmental Facilities Corp., 5.00%, 11/15/33	$500	$587,735
New York Environmental Facilities Corp., 5.00%, 10/15/39	750	848,445

		$1,436,180

Education — 21.0%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	$110	$124,409
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	605	676,081
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	60	68,567
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,463,343
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,449,751
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	565	647,710
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	682,639
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	371,462
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,000	1,136,020
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	515	584,721

		$7,204,703

Electric Utilities — 4.0%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$1,160	$1,353,349

		$1,353,349

Escrowed / Prerefunded — 1.0%
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/17, 5.00%, 5/1/26	$335	$358,373

		$358,373

General Obligations — 10.3%
Long Beach City School District, 4.50%, 5/1/26	$770	$851,343
New York, 5.00%, 2/15/34(1)	1,000	1,144,410
New York City, 5.00%, 8/1/34(1)	1,350	1,546,371

		$3,542,124

Security	Principal Amount (000’s omitted)	Value

Hospital — 7.0%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$135	$150,738
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	199,905
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	500	530,265
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	268,685
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,135	1,252,813

		$2,402,406

Housing — 1.5%
New York Mortgage Agency, 3.55%, 10/1/33	$500	$504,015

		$504,015

Industrial Development Revenue — 1.3%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$380	$450,205

		$450,205

Insured – Education — 24.8%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$290	$311,118
New York Dormitory Authority, (Barnard College), (NPFG), Prerefunded to 7/1/17, 5.00%, 7/1/24	1,150	1,238,194
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,250	2,451,037
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	345	380,062
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	545	598,982
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37	850	918,417
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	5,425	2,597,327

		$8,495,137

Insured – Electric Utilities — 3.4%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$500	$571,395
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	500	578,205

		$1,149,600

27	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 6.0%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	$905	$1,031,981
New York City, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	1,000	1,024,470

		$2,056,451

Insured – General Obligations — 12.7%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$598,098
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	560	634,458
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	270,270
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	198,098
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	204,032
Oyster Bay, (AGM), 4.00%, 8/1/28	725	778,802
Sachem Central School District, (NPFG), 4.25%, 10/15/28	410	424,047
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	185	200,068
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	190	205,475
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	210	228,211
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	220	239,078
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	350	383,516

		$4,364,153

Insured – Hospital — 3.2%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$552,585
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	532,555

		$1,085,140

Insured – Other Revenue — 3.1%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$950	$1,057,920

		$1,057,920

Insured – Special Tax Revenue — 6.5%
Metropolitan Transportation Authority, Dedicated Tax Revenue, (AGM), (NPFG), 5.00%, 11/15/31	$1,000	$1,046,290
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	510	605,477
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	393,720
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,185	183,260

		$2,228,747

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 7.9%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$543,070
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	1,865	2,149,860

		$2,692,930

Special Tax Revenue — 24.7%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	$500	$589,555
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,191,953
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	749,593
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	1,020	1,170,460
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	530	600,527
Sales Tax Asset Receivables Corp., 5.00%, 10/15/30	1,410	1,684,851
Sales Tax Asset Receivables Corp., 5.00%, 10/15/31	390	463,254

		$8,450,193

Transportation — 19.2%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,261,040
Nassau County Bridge Authority, 5.00%, 10/1/35	350	377,066
Nassau County Bridge Authority, 5.00%, 10/1/40	65	70,119
New York Bridge Authority, 5.00%, 1/1/26	205	240,512
New York Thruway Authority, 5.00%, 1/1/37	1,175	1,319,772
Niagara Falls Bridge Commission, 5.00%, 10/1/24	200	245,144
Niagara Falls Bridge Commission, 5.00%, 10/1/26	160	191,213
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	947,649
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	340	369,155
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	500	549,140

		$6,570,810

Total Tax-Exempt Investments — 161.8% (identified cost $51,272,864)		$55,402,436

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (38.7)%		$(13,250,056)

Other Assets, Less Liabilities — (23.1)%		$(7,919,831)

Net Assets Applicable to Common Shares — 100.0%		$34,232,549

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

28	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

September 30, 2015

Portfolio of Investments — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2015, 36.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 12.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $214,555.

29	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2015

Portfolio of Investments

Tax-Exempt Investments — 148.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 10.5%
Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$835	$836,353
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	700	825,741
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	1,040	1,186,484
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	800	851,440

		$3,700,018

Education — 5.8%
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$305	$333,899
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	567,255
Ohio State University, 5.00%, 12/1/30	455	574,783
Wright State University, 5.00%, 5/1/31	500	549,985

		$2,025,922

Electric Utilities — 1.7%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$581,820

		$581,820

Escrowed / Prerefunded — 5.2%
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	$900	$1,027,854
Franklin County, Prerefunded to 12/1/17, 5.00%, 12/1/27	500	546,715
Hamilton County, Sewer System, Prerefunded to 12/1/17, 5.00%, 12/1/32	250	273,357

		$1,847,926

General Obligations — 10.0%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$270	$305,923
Canton Local School District, (School Facilities Construction and Improvement), 5.00%, 11/1/43	1,000	1,107,560
Dayton City School District, 5.00%, 11/1/31	900	1,119,186
Lakewood City School District, 5.00%, 11/1/39	400	448,008
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	500	554,280

		$3,534,957

Security	Principal Amount (000’s omitted)	Value

Hospital — 16.3%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$865	$954,268
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	440	475,407
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	283,675
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	260	256,846
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	511,255
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	542,640
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	816,910
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	561,155
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	460	502,076
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	641,366
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	185,026

		$5,730,624

Insured – Education — 16.6%
Kent State University, (AGC), 5.00%, 5/1/26	$1,000	$1,110,590
Kent State University, (AGC), 5.00%, 5/1/29	360	399,524
Miami University, (AGM), (AMBAC), 3.25%, 9/1/26	2,000	2,021,040
Ohio University, (AGM), 5.00%, 12/1/33	500	540,635
University of Akron, Series B, (AGM), 5.00%, 1/1/38	640	685,882
Youngstown State University, (AGC), 5.50%, 12/15/33	1,000	1,109,500

		$5,867,171

Insured – Electric Utilities — 16.9%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$40	$43,275
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	1,807,767
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	360,990
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	3,467,950
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	295,838

		$5,975,820

30	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 14.1%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$660	$730,356
Olentangy Local School District, (AGC), Prerefunded to 6/1/18, 5.00%, 12/1/36	1,400	1,556,478
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	90	100,059
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	567,003
Sylvania City School District, (AGC), Prerefunded to 6/1/17, 5.00%, 12/1/26	500	537,095
Sylvania City School District, (AGC), Prerefunded to 6/1/17, 5.00%, 12/1/32	1,000	1,074,190
University of Akron, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	360	394,578

		$4,959,759

Insured – General Obligations — 18.0%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$445	$497,839
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	500	636,275
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,000	1,137,000
Plain School District, (NPFG), 0.00%, 12/1/27	2,400	1,720,632
St. Marys City School District, (AGM), 5.00%, 12/1/35	150	162,477
Wapakoneta City School District, (AGM), Prerefunded to 6/1/18, 4.75%, 12/1/35	2,000	2,210,360

		$6,364,583

Insured – Hospital — 1.6%
Lorain County, (Catholic Healthcare Partners), (AGM), 18.423%, 2/1/29(1)(2)(3)	$440	$557,674

		$557,674

Insured – Special Tax Revenue — 10.9%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$993,000
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	2,817,542
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	250	38,662

		$3,849,204

Insured – Transportation — 4.1%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$532,608
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	500	466,255
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	448,381

		$1,447,244

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$535	$521,422

		$521,422

Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$395,563

		$395,563

Senior Living / Life Care — 4.0%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$525	$562,915
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	395,846
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	190	206,426
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	252,138

		$1,417,325

Special Tax Revenue — 1.6%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$500	$561,395

		$561,395

Transportation — 3.5%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$310	$94,048
Ohio Turnpike Commission, 5.00%, 2/15/31	1,000	1,128,030

		$1,222,078

Water and Sewer — 5.5%
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(4)(5)	$1,000	$1,046,130
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	561,170
Toledo, Sewerage System Revenue, 5.00%, 11/15/28	300	347,334

		$1,954,634

Total Tax-Exempt Investments — 148.9% (identified cost $46,469,977)		$52,515,139

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.2)%		$(17,000,359)

Other Assets, Less Liabilities — (0.7)%		$(238,742)

Net Assets Applicable to Common Shares — 100.0%		$35,276,038

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

31	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2015

Portfolio of Investments — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2015, 56.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 17.8% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2015, the aggregate value of these securities is $557,674 or 1.6% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at September 30, 2015.

(3)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $246,130.

32	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2015

Portfolio of Investments

Tax-Exempt Investments — 157.5%

Security	Principal Amount (000’s omitted)	Value

Education — 25.6%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,183,171
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/41	390	431,816
Delaware County Authority, (Villanova University), 5.00%, 8/1/35(1)	750	847,568
General Authority of Southcentral Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,695,630
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	859,290
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 4.25%, 11/1/34	1,740	1,785,170
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	483,107
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	987,576
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	613,362
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	866,453
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	286,113
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	648,157

		$10,687,413

General Obligations — 12.6%
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$1,224,530
Pennsylvania, 4.00%, 4/1/29(2)(3)	3,000	3,193,980
West York Area School District, 5.00%, 4/1/33	750	846,345

		$5,264,855

Hospital — 15.4%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$820,065
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,089,840
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	513,535
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,250	1,296,312
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	545,775
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	281,765

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	$675	$748,879
Philadelphia Hospitals and Higher Education Facilities Authority, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	750	842,588
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	298,430

		$6,437,189

Housing — 1.6%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$181,694
Pennsylvania Housing Finance Agency, SFMR, 4.00%, 10/1/38	500	506,100

		$687,794

Insured – Education — 12.3%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$543,255
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,530	1,632,540
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,000	1,015,140
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/27	500	551,805
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	375	413,854
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	965,659

		$5,122,253

Insured – Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$448,708
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	750	683,242

		$1,131,950

Insured – Escrowed / Prerefunded — 2.1%
Erie Sewer Authority, Series A, (AMBAC), Escrowed to Maturity, 0.00%, 12/1/25	$180	$140,269
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/37	500	562,055
Saxonburg Water and Sewer Authority, (AGC), Prerefunded to 3/1/16, 5.00%, 3/1/35	150	153,051

		$855,375

33	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 31.4%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,414,787
Centennial School District, (AGM), 5.25%, 12/15/37	660	736,032
Central Greene School District, (AGM), 5.00%, 2/15/35	1,000	1,075,120
Erie School District, (AMBAC), 0.00%, 9/1/30	1,000	512,950
Harrisburg School District, (AGC), 5.00%, 11/15/33	500	545,830
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	839,572
Luzerne County, (AGM), 5.00%, 11/15/29	250	279,693
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	2,164,162
Norwin School District, (AGM), 3.25%, 4/1/27	1,475	1,476,077
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,634,700
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,062,790
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,349,001

		$13,090,714

Insured – Hospital — 4.9%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$317,380
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,620	1,734,080

		$2,051,460

Insured – Industrial Development Revenue — 2.7%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(2)	$1,000	$1,119,970

		$1,119,970

Insured – Lease Revenue / Certificates of Participation — 4.4%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$551,470
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,282,894

		$1,834,364

Insured – Special Tax Revenue — 3.2%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$1,000	$1,127,880
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,295	200,272

		$1,328,152

Insured – Transportation — 5.5%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$315,146
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	2,100	1,958,271

		$2,273,417

Security	Principal Amount (000’s omitted)	Value

Insured – Utilities — 2.3%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$890	$945,100

		$945,100

Insured – Water and Sewer — 13.9%
Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$300	$316,743
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	1,500	1,512,015
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	500	563,325
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,250	818,475
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,411,051
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26(4)	1,920	1,193,894

		$5,815,503

Senior Living / Life Care — 0.5%
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$202,588

		$202,588

Special Tax Revenue — 4.5%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,756,830
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	124,041

		$1,880,871

Transportation — 8.5%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$517,768
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	810,585
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,112,720
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	500	539,645
Philadelphia Airport Revenue, 5.25%, 6/15/27	500	561,945

		$3,542,663

34	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 3.4%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$556,855
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	765	841,117

		$1,397,972

Total Tax-Exempt Investments — 157.5% (identified cost $60,849,634)		$65,669,603

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.1)%		$(21,725,633)

Other Assets, Less Liabilities — (5.4)%		$(2,259,162)

Net Assets Applicable to Common Shares — 100.0%		$41,684,808

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2015, 54.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 23.1% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $793,980.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Statements of Assets and Liabilities

	September 30, 2015
Assets	Municipal Fund II		California Fund II	Massachusetts Fund	Michigan Fund
Investments —
Identified cost	$201,143,312		$75,220,119	$36,149,386	$32,607,504
Unrealized appreciation	19,032,089		7,311,738	4,547,352	2,549,415
Investments, at value	$220,175,401		$82,531,857	$40,696,738	$35,156,919
Cash	$2,366,645		$1,671,711	$—	$—
Restricted cash*	118,000		87,000	37,000	—
Interest receivable	2,769,840		833,955	504,774	456,363
Receivable for investments sold	—		—	2,154,000	274,231
Receivable for variation margin on open financial futures contracts	16,313		9,609	5,063	—
Deferred debt issuance costs	29,461		12,970	—	—
Total assets	$225,475,660		$85,147,102	$43,397,575	$35,887,513

Liabilities
Payable for floating rate notes issued	$43,790,000		$8,415,000	$1,370,000	$—
Due to custodian	—		—	1,692,542	91,036
Payable to affiliates:
Investment adviser fee	101,181		38,203	18,941	16,048
Interest expense and fees payable	80,989		14,731	1,042	—
Accrued expenses	94,934		64,016	52,433	46,905
Total liabilities	$44,067,104		$8,531,950	$3,134,958	$153,989
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$44,701,045		$25,700,658	$13,575,396	$13,325,056
Net assets applicable to common shares	$136,707,511		$50,914,494	$26,687,221	$22,408,468

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$100,134		$38,858	$17,685	$15,001
Additional paid-in capital	141,844,963		55,024,658	24,878,979	20,876,863
Accumulated net realized loss	(24,225,379)		(11,622,351)	(2,829,400)	(1,116,751)
Accumulated undistributed net investment income	37,094		224,343	97,864	83,940
Net unrealized appreciation	18,950,699		7,248,986	4,522,093	2,549,415
Net assets applicable to common shares	$136,707,511		$50,914,494	$26,687,221	$22,408,468

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,788	(1)	1,028	543	533

Common Shares Outstanding	10,013,381		3,885,759	1,768,514	1,500,065

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.65		$13.10	$15.09	$14.94

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

(1)	Comprised of 894 Series A shares and 894 Series B shares.

36	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Statements of Assets and Liabilities — continued

	September 30, 2015
Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Investments —
Identified cost	$50,400,131	$51,272,864	$46,469,977	$60,849,634
Unrealized appreciation	5,450,758	4,129,572	6,045,162	4,819,969
Investments, at value	$55,850,889	$55,402,436	$52,515,139	$65,669,603
Cash	$160,330	$725,317	$54,760	$1,190,737
Restricted cash*	58,000	61,000	—	81,000
Interest receivable	544,442	689,571	585,938	774,453
Receivable for variation margin on open financial futures contracts	7,875	8,438	—	11,250
Deferred debt issuance costs	25	833	—	—
Total assets	$56,621,561	$56,887,595	$53,155,837	$67,727,043

Liabilities
Payable for floating rate notes issued	$225,000	$9,305,000	$800,000	$3,390,000
Payable for when-issued securities	—	—	—	829,065
Payable to affiliates:
Investment adviser fee	25,353	25,597	23,793	30,044
Interest expense and fees payable	390	13,909	1,825	9,885
Accrued expenses	56,357	60,484	53,822	57,608
Total liabilities	$307,100	$9,404,990	$879,440	$4,316,602
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$19,600,166	$13,250,056	$17,000,359	$21,725,633
Net assets applicable to common shares	$36,714,295	$34,232,549	$35,276,038	$41,684,808

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$25,790	$25,560	$25,370	$29,600
Additional paid-in capital	36,573,146	36,225,007	35,585,298	41,932,189
Accumulated net realized loss	(5,517,604)	(6,296,590)	(6,514,728)	(5,376,309)
Accumulated undistributed net investment income	221,497	191,098	134,936	335,490
Net unrealized appreciation	5,411,466	4,087,474	6,045,162	4,763,838
Net assets applicable to common shares	$36,714,295	$34,232,549	$35,276,038	$41,684,808

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	784	530	680	869

Common Shares Outstanding	2,578,988	2,556,041	2,536,999	2,960,040

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.24	$13.39	$13.90	$14.08

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

37	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Statements of Operations

	Year Ended September 30, 2015
Investment Income	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Interest	$9,196,893	$3,641,855	$1,771,323	$1,523,867
Total investment income	$9,196,893	$3,641,855	$1,771,323	$1,523,867

Expenses
Investment adviser fee	$1,231,465	$468,931	$232,871	$196,883
Trustees’ fees and expenses	12,097	4,895	2,679	2,341
Custodian fee	63,739	35,146	29,116	26,457
Transfer and dividend disbursing agent fees	18,259	18,085	18,065	18,080
Legal and accounting services	68,595	45,854	39,081	32,271
Printing and postage	19,192	9,323	7,323	7,173
Interest expense and fees	262,911	55,794	20,866	—
Preferred shares service fee	67,127	38,595	20,385	20,009
Miscellaneous	51,013	34,988	30,498	29,122
Total expenses	$1,794,398	$711,611	$400,884	$332,336
Deduct —
Reduction of custodian fee	$862	$214	$180	$59
Total expense reductions	$862	$214	$180	$59

Net expenses	$1,793,536	$711,397	$400,704	$332,277

Net investment income	$7,403,357	$2,930,458	$1,370,619	$1,191,590

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,120,085)	$153,113	$106,871	$40,932
Extinguishment of debt	(12)	(13)	—	—
Financial futures contracts	(243,993)	(198,299)	(78,323)	—
Net realized gain (loss)	$(1,364,090)	$(45,199)	$28,548	$40,932
Change in unrealized appreciation (depreciation) —
Investments	$1,958,938	$(587,757)	$(179,436)	$70,424
Financial futures contracts	(129,434)	(97,331)	(40,546)	—
Net change in unrealized appreciation (depreciation)	$1,829,504	$(685,088)	$(219,982)	$70,424

Net realized and unrealized gain (loss)	$465,414	$(730,287)	$(191,434)	$111,356

Distributions to preferred shareholders
From net investment income	$(57,510)	$(33,091)	$(17,500)	$(16,766)

Net increase in net assets from operations	$7,811,261	$2,167,080	$1,161,685	$1,286,180

38	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Statements of Operations — continued

	Year Ended September 30, 2015
Investment Income	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Interest	$2,444,117	$2,317,219	$2,332,260	$2,954,417
Total investment income	$2,444,117	$2,317,219	$2,332,260	$2,954,417

Expenses
Investment adviser fee	$313,696	$313,192	$291,849	$369,762
Trustees’ fees and expenses	3,433	3,436	3,231	3,968
Custodian fee	30,347	28,704	27,836	30,673
Transfer and dividend disbursing agent fees	18,085	18,115	18,355	18,145
Legal and accounting services	41,916	48,144	39,668	42,081
Printing and postage	8,808	9,813	9,063	10,095
Interest expense and fees	1,710	53,845	4,745	19,436
Preferred shares service fee	29,434	19,896	25,528	32,624
Miscellaneous	32,166	32,644	32,800	32,869
Total expenses	$479,595	$527,789	$453,075	$559,653
Deduct —
Reduction of custodian fee	$61	$200	$65	$212
Total expense reductions	$61	$200	$65	$212

Net expenses	$479,534	$527,589	$453,010	$559,441

Net investment income	$1,964,583	$1,789,630	$1,879,250	$2,394,976

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$152,520	$141,958	$97,333	$46,103
Financial futures contracts	(190,279)	(120,481)	—	(247,522)
Net realized gain (loss)	$(37,759)	$21,477	$97,333	$(201,419)
Change in unrealized appreciation (depreciation) —
Investments	$(573,902)	$(165,503)	$154,865	$(114,753)
Financial futures contracts	(82,969)	(66,120)	—	(110,727)
Net change in unrealized appreciation (depreciation)	$(656,871)	$(231,623)	$154,865	$(225,480)

Net realized and unrealized gain (loss)	$(694,630)	$(210,146)	$252,198	$(426,899)

Distributions to preferred shareholders
From net investment income	$(25,042)	$(16,825)	$(21,569)	$(28,007)

Net increase in net assets from operations	$1,244,911	$1,562,659	$2,109,879	$1,940,070

39	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Statements of Changes in Net Assets

	Year Ended September 30, 2015
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$7,403,357	$2,930,458	$1,370,619	$1,191,590
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	(1,364,090)	(45,199)	28,548	40,932
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,829,504	(685,088)	(219,982)	70,424
Distributions to preferred shareholders —
From net investment income	(57,510)	(33,091)	(17,500)	(16,766)
Net increase in net assets from operations	$7,811,261	$2,167,080	$1,161,685	$1,286,180
Distributions to common shareholders —
From net investment income	$(7,501,555)	$(2,840,330)	$(1,344,064)	$(1,185,216)
Total distributions to common shareholders	$(7,501,555)	$(2,840,330)	$(1,344,064)	$(1,185,216)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$7,189	$—	$—
Cost of shares repurchased (see Note 6)	—	—	—	(184,430)
Net increase (decrease) in net assets from capital share transactions	$—	$7,189	$—	$(184,430)

Net increase (decrease) in net assets	$309,706	$(666,061)	$(182,379)	$(83,466)

Net Assets Applicable to Common Shares
At beginning of year	$136,397,805	$51,580,555	$26,869,600	$22,491,934
At end of year	$136,707,511	$50,914,494	$26,687,221	$22,408,468

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$37,094	$224,343	$97,864	$83,940

40	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2015
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$1,964,583	$1,789,630	$1,879,250	$2,394,976
Net realized gain (loss) from investment transactions and financial futures contracts	(37,759)	21,477	97,333	(201,419)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(656,871)	(231,623)	154,865	(225,480)
Distributions to preferred shareholders —
From net investment income	(25,042)	(16,825)	(21,569)	(28,007)
Net increase in net assets from operations	$1,244,911	$1,562,659	$2,109,879	$1,940,070
Distributions to common shareholders —
From net investment income	$(1,937,961)	$(1,757,157)	$(1,780,973)	$(2,288,123)
Total distributions to common shareholders	$(1,937,961)	$(1,757,157)	$(1,780,973)	$(2,288,123)
Capital share transactions —
Reinvestment of distributions to common shareholders	$9,560	$—	$—	$—
Cost of shares repurchased (see Note 6)	(391,677)	(130,104)	—	—
Net decrease in net assets from capital share transactions	$(382,117)	$(130,104)	$—	$—

Net increase (decrease) in net assets	$(1,075,167)	$(324,602)	$328,906	$(348,053)

Net Assets Applicable to Common Shares
At beginning of year	$37,789,462	$34,557,151	$34,947,132	$42,032,861
At end of year	$36,714,295	$34,232,549	$35,276,038	$41,684,808

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$221,497	$191,098	$134,936	$335,490

41	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2014
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$7,576,225	$2,987,611	$1,393,559	$1,187,127
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	272,731	(239,402)	(159,959)	8,436
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	17,613,821	5,967,491	3,070,225	2,491,496
Distributions to preferred shareholders —
From net investment income	(48,895)	(27,445)	(15,180)	(15,025)
Net increase in net assets from operations	$25,413,882	$8,688,255	$4,288,645	$3,672,034
Distributions to common shareholders —
From net investment income	$(7,585,016)	$(2,840,072)	$(1,344,064)	$(1,111,305)
Total distributions to common shareholders	$(7,585,016)	$(2,840,072)	$(1,344,064)	$(1,111,305)

Net increase in net assets	$17,828,866	$5,848,183	$2,944,581	$2,560,729

Net Assets Applicable to Common Shares
At beginning of year	$118,568,939	$45,732,372	$23,925,019	$19,931,205
At end of year	$136,397,805	$51,580,555	$26,869,600	$22,491,934

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of year	$(320,179)	$170,226	$95,013	$101,716

42	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2014
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$1,969,502	$1,890,256	$1,882,477	$2,467,612
Net realized loss from investment transactions and financial futures contracts	(450,231)	(404,643)	(32,823)	(698,745)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,908,833	3,071,281	3,902,684	4,953,741
Distributions to preferred shareholders —
From net investment income	(22,343)	(14,818)	(19,036)	(24,294)
Net increase in net assets from operations	$5,405,761	$4,542,076	$5,733,302	$6,698,314
Distributions to common shareholders —
From net investment income	$(1,837,098)	$(1,763,489)	$(1,780,973)	$(2,287,960)
Total distributions to common shareholders	$(1,837,098)	$(1,763,489)	$(1,780,973)	$(2,287,960)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$—	$—	$3,909
Net increase in net assets from capital share transactions	$—	$—	$—	$3,909

Net increase in net assets	$3,568,663	$2,778,587	$3,952,329	$4,414,263

Net Assets Applicable to Common Shares
At beginning of year	$34,220,799	$31,778,564	$30,994,803	$37,618,598
At end of year	$37,789,462	$34,557,151	$34,947,132	$42,032,861

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$232,804	$167,395	$105,345	$285,776

43	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Statements of Cash Flows*

	Year Ended September 30, 2015
Cash Flows From Operating Activities	Municipal Fund II	California Fund II	New York Fund II
Net increase in net assets from operations	$7,811,261	$2,167,080	$1,562,659
Distributions to preferred shareholders	57,510	33,091	16,825
Net increase in net assets from operations excluding distributions to preferred shareholders	$7,868,771	$2,200,171	$1,579,484
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(26,320,569)	(655,513)	(3,173,317)
Investments sold	19,573,114	4,349,775	2,774,999
Net amortization/accretion of premium (discount)	(264,384)	(429,380)	(19,925)
Amortization of deferred debt issuance costs	3,221	2,290	1,117
Decrease in restricted cash	11,000	8,000	5,000
Decrease (increase) in interest receivable	(234,643)	38,605	27,499
Decrease in receivable for variation margin on open financial futures contracts	1,562	1,609	500
Increase (decrease) in payable to affiliate for investment adviser fee	3,026	(241)	(136)
Increase (decrease) in interest expense and fees payable	11,480	(2,187)	24
Increase in accrued expenses	2,642	6,644	6,938
Net change in unrealized (appreciation) depreciation from investments	(1,958,938)	587,757	165,503
Net realized (gain) loss from investments	1,120,085	(153,113)	(141,958)
Net realized loss on extinguishment of debt	12	13	—
Net cash provided by (used in) operating activities	$(183,621)	$5,954,430	$1,225,728

Cash Flows From Financing Activities
Repurchase of common shares	$—	$—	$(130,104)
Distributions paid to common shareholders, net of reinvestments	(7,501,555)	(2,833,141)	(1,757,157)
Cash distributions paid to preferred shareholders	(57,002)	(32,803)	(17,108)
Proceeds from secured borrowings	9,880,000	—	—
Repayment of secured borrowings	(2,940,000)	(1,470,000)	—
Net cash used in financing activities	$(618,557)	$(4,335,944)	$(1,904,369)

Net increase (decrease) in cash	$(802,178)	$1,618,486	$(678,641)

Cash at beginning of year	$3,168,823	$53,225	$1,403,958

Cash at end of year	$2,366,645	$1,671,711	$725,317

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$—	$7,189	$—
Cash paid for interest and fees	$248,210	$55,691	$52,704

*	Statement of Cash Flows is not required for Massachusetts Fund, Michigan Fund, New Jersey Fund, Ohio Fund and Pennsylvania Fund.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year (Common shares)	$13.620	$11.840	$13.370	$12.040	$12.720

Income (Loss) From Operations
Net investment income(1)	$0.739	$0.757	$0.752	$0.778	$0.929
Net realized and unrealized gain (loss)	0.046	1.785	(1.516)	1.437	(0.638)
Distributions to preferred shareholders(1)
From net investment income	(0.006)	(0.005)	(0.009)	(0.011)	(0.015)

Total income (loss) from operations	$0.779	$2.537	$(0.773)	$2.204	$0.276

Less Distributions to Common Shareholders
From net investment income	$(0.749)	$(0.757)	$(0.757)	$(0.874)	$(0.956)

Total distributions to common shareholders	$(0.749)	$(0.757)	$(0.757)	$(0.874)	$(0.956)

Net asset value — End of year (Common shares)	$13.650	$13.620	$11.840	$13.370	$12.040

Market value — End of year (Common shares)	$12.550	$12.570	$11.200	$13.880	$13.280

Total Investment Return on Net Asset Value(2)	6.30%	22.61%	(5.83)%	18.56%	2.45%

Total Investment Return on Market Value(2)	5.89%	19.62%	(14.20)%	11.59%	2.60%

45	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Year Ended September 30,
Ratios/Supplemental Data	2015		2014		2013		2012		2011
Net assets applicable to common shares, end of year (000’s omitted)	$136,708		$136,398		$118,569		$133,772		$120,308
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees	1.11	%(4)	1.20	%(4)	1.23	%(4)	1.37	%(4)	1.50	%(5)
Interest and fee expense(6)	0.19%		0.21%		0.23%		0.28%		0.35%
Total expenses	1.30	%(4)	1.41	%(4)	1.46	%(4)	1.65	%(4)	1.85	%(7)
Net investment income	5.37%		6.01%		5.83%		6.14%		8.23%
Portfolio Turnover	6%		10%		7%		16%		12%
Senior Securities:
Total preferred shares outstanding	1,788		1,788		1,788		1,788		1,788
Asset coverage per preferred share(8)	$101,459		$101,285		$91,314		$99,818		$92,287
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Expenses after custodian fee reduction was 1.49%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Expenses after custodian fee reduction was 1.84%.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2015	2014	2013	2012	2011
Expenses excluding interest and fees	0.84%	0.89%	0.91%	1.02%	1.07%
Interest and fee expense	0.14%	0.15%	0.17%	0.20%	0.25%
Total expenses	0.98%	1.04%	1.08%	1.22%	1.32%
Net investment income	4.06%	4.44%	4.33%	4.54%	5.89%

46	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year (Common shares)	$13.280	$11.770	$13.410	$11.730	$12.520

Income (Loss) From Operations
Net investment income(1)	$0.754	$0.769	$0.756	$0.777	$0.855
Net realized and unrealized gain (loss)	(0.194)	1.479	(1.632)	1.712	(0.761)
Distributions to preferred shareholders(1)
From net investment income	(0.009)	(0.007)	(0.013)	(0.016)	(0.023)

Total income (loss) from operations	$0.551	$2.241	$(0.889)	$2.473	$0.071

Less Distributions to Common Shareholders
From net investment income	$(0.731)	$(0.731)	$(0.751)	$(0.793)	$(0.861)

Total distributions to common shareholders	$(0.731)	$(0.731)	$(0.751)	$(0.793)	$(0.861)

Net asset value — End of year (Common shares)	$13.100	$13.280	$11.770	$13.410	$11.730

Market value — End of year (Common shares)	$12.540	$12.080	$11.260	$13.630	$12.260

Total Investment Return on Net Asset Value(2)	4.47%	20.12%	(6.75)%	21.62%	1.31%

Total Investment Return on Market Value(2)	9.94%	14.22%	(12.29)%	18.36%	0.06%

47	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Year Ended September 30,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Net assets applicable to common shares, end of year (000’s omitted)	$50,914	$51,581	$45,732	$52,063	$45,535
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees(4)	1.27%	1.32%	1.34%	1.36%	1.47%
Interest and fee expense(5)	0.11%	0.12%	0.13%	0.14%	0.15%
Total expenses(4)	1.38%	1.44%	1.47%	1.50%	1.62%
Net investment income	5.69%	6.15%	5.84%	6.16%	7.75%
Portfolio Turnover	0%	5%	7%	15%	34%
Senior Securities:
Total preferred shares outstanding	1,028	1,028	1,028	1,028	1,028
Asset coverage per preferred share(6)	$74,528	$75,176	$69,487	$75,645	$69,295
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2015	2014	2013	2012	2011
Expenses excluding interest and fees	0.85%	0.86%	0.88%	0.89%	0.92%
Interest and fee expense	0.07%	0.08%	0.09%	0.09%	0.09%
Total expenses	0.92%	0.94%	0.97%	0.98%	1.01%
Net investment income	3.80%	4.02%	3.86%	4.04%	4.84%

48	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year (Common shares)	$15.190	$13.530	$15.920	$14.230	$14.710

Income (Loss) From Operations
Net investment income(1)	$0.775	$0.788	$0.801	$0.821	$0.876
Net realized and unrealized gain (loss)	(0.105)	1.641	(2.389)	1.728	(0.490)
Distributions to preferred shareholders(1)
From net investment income	(0.010)	(0.009)	(0.015)	(0.019)	(0.026)

Total income (loss) from operations	$0.660	$2.420	$(1.603)	$2.530	$0.360

Less Distributions to Common Shareholders
From net investment income	$(0.760)	$(0.760)	$(0.787)	$(0.840)	$(0.840)

Total distributions to common shareholders	$(0.760)	$(0.760)	$(0.787)	$(0.840)	$(0.840)

Net asset value — End of year (Common shares)	$15.090	$15.190	$13.530	$15.920	$14.230

Market value — End of year (Common shares)	$13.650	$14.560	$12.510	$16.510	$14.320

Total Investment Return on Net Asset Value(2)	4.76%	18.82%	(10.28)%	18.26%	3.06%

Total Investment Return on Market Value(2)	(1.14)%	23.19%	(20.01)%	21.87%	0.64%

49	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Year Ended September 30,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Net assets applicable to common shares, end of year (000’s omitted)	$26,687	$26,870	$23,925	$28,138	$25,134
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees(4)	1.41%	1.44%	1.45%	1.46%	1.54%
Interest and fee expense(5)	0.08%	0.08%	0.09%	0.09%	0.11%
Total expenses(4)	1.49%	1.52%	1.54%	1.55%	1.65%
Net investment income	5.11%	5.50%	5.31%	5.44%	6.60%
Portfolio Turnover	7%	1%	3%	2%	27%
Senior Securities:
Total preferred shares outstanding	543	543	543	543	543
Asset coverage per preferred share(6)	$74,148	$74,484	$69,061	$76,820	$71,288
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2015	2014	2013	2012	2011
Expenses excluding interest and fees	0.94%	0.94%	0.96%	0.97%	0.97%
Interest and fee expense	0.05%	0.05%	0.06%	0.06%	0.07%
Total expenses	0.99%	0.99%	1.02%	1.03%	1.04%
Net investment income	3.39%	3.58%	3.52%	3.61%	4.18%

50	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year (Common shares)	$14.860	$13.160	$15.030	$14.040	$14.540

Income (Loss) From Operations
Net investment income(1)	$0.793	$0.784	$0.789	$0.862	$0.913
Net realized and unrealized gain (loss)	0.070	1.660	(1.859)	1.038	(0.496)
Distributions to preferred shareholders(1)
From net investment income	(0.011)	(0.010)	(0.017)	(0.021)	(0.030)

Total income (loss) from operations	$0.852	$2.434	$(1.087)	$1.879	$0.387

Less Distributions to Common Shareholders
From net investment income	$(0.789)	$(0.734)	$(0.783)	$(0.889)	$(0.887)

Total distributions to common shareholders	$(0.789)	$(0.734)	$(0.783)	$(0.889)	$(0.887)
Anti-dilutive effect of share repurchase program (see Note 6)(1)	$0.017	$—	$—	$—	$—

Net asset value — End of year (Common shares)	$14.940	$14.860	$13.160	$15.030	$14.040

Market value — End of year (Common shares)	$13.020	$13.010	$11.790	$16.000	$13.610

Total Investment Return on Net Asset Value(2)	6.63%	19.57%	(7.29)%	13.69%	3.25%

Total Investment Return on Market Value(2)	6.11%	16.89%	(21.98)%	24.85%	0.85%

51	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Year Ended September 30,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Net assets applicable to common shares, end of year (000’s omitted)	$22,408	$22,492	$19,931	$22,759	$21,233
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Total expenses(4)	1.48%	1.54%	1.55%	1.54%	1.58%
Net investment income	5.30%	5.60%	5.46%	5.90%	6.76%
Portfolio Turnover	3%	30%	29%	19%	5%
Senior Securities:
Total preferred shares outstanding	533	533	533	533	533
Asset coverage per preferred share(5)	$67,042	$67,199	$62,395	$67,701	$64,837
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(6)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2015	2014	2013	2012	2011
Total expenses	0.93%	0.95%	0.96%	0.96%	0.96%
Net investment income	3.33%	3.44%	3.39%	3.68%	4.09%

52	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year (Common shares)	$14.480	$13.120	$14.640	$13.180	$14.410

Income (Loss) From Operations
Net investment income(1)	$0.760	$0.755	$0.759	$0.820	$0.895
Net realized and unrealized gain (loss)	(0.261)	1.318	(1.537)	1.471	(1.179)
Distributions to preferred shareholders(1)
From net investment income	(0.010)	(0.009)	(0.015)	(0.019)	(0.026)

Total income (loss) from operations	$0.489	$2.064	$(0.793)	$2.272	$(0.310)

Less Distributions to Common Shareholders
From net investment income	$(0.750)	$(0.704)	$(0.727)	$(0.812)	$(0.920)

Total distributions to common shareholders	$(0.750)	$(0.704)	$(0.727)	$(0.812)	$(0.920)
Anti-dilutive effect of share repurchase program (see Note 6)(1)	$0.021	$—	$—	$—	$—

Net asset value — End of year (Common shares)	$14.240	$14.480	$13.120	$14.640	$13.180

Market value — End of year (Common shares)	$13.050	$12.540	$11.730	$15.090	$13.370

Total Investment Return on Net Asset Value(2)	4.11%	16.77%	(5.48)%	17.69%	(1.80)%

Total Investment Return on Market Value(2)	10.17%	13.11%	(18.01)%	19.58%	(6.49)%

53	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Year Ended September 30,
Ratios/Supplemental Data	2015		2014		2013		2012		2011
Net assets applicable to common shares, end of year (000’s omitted)	$36,714		$37,789		$34,221		$38,140		$34,186
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees	1.29	%(4)	1.30	%(4)	1.35	%(4)	1.39	%(4)	1.42	%(5)
Interest and fee expense(6)	0.00	%(7)	0.01%		0.04%		0.12%		0.15%
Total expenses	1.29	%(4)	1.31	%(4)	1.39	%(4)	1.51	%(4)	1.57	%(8)
Net investment income	5.28%		5.50%		5.35%		5.87%		6.96%
Portfolio Turnover	5%		5%		11%		16%		4%
Senior Securities:
Total preferred shares outstanding	784		784		784		784		784
Asset coverage per preferred share(9)	$71,830		$73,201		$68,650		$73,649		$68,605
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(10)	$25,000		$25,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Expenses after custodian fee reduction was 1.41%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.005%.

(8)	Expenses after custodian fee reduction was 1.56%.

(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2015		2014		2013	2012	2011
Expenses excluding interest and fees	0.84%		0.84%		0.88%	0.90%	0.90%
Interest and fee expense	0.00	%(7)	0.00	%(7)	0.03%	0.08%	0.09%
Total expenses	0.84%		0.84%		0.91%	0.98%	0.99%
Net investment income	3.46%		3.55%		3.50%	3.81%	4.38%

54	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year (Common shares)	$13.460	$12.380	$13.900	$12.760	$13.400

Income (Loss) From Operations
Net investment income(1)	$0.700	$0.736	$0.714	$0.775	$0.868
Net realized and unrealized gain (loss)	(0.083)	1.037	(1.537)	1.162	(0.621)
Distributions to preferred shareholders(1)
From net investment income	(0.007)	(0.006)	(0.010)	(0.013)	(0.018)

Total income (loss) from operations	$0.610	$1.767	$(0.833)	$1.924	$0.229

Less Distributions to Common Shareholders
From net investment income	$(0.687)	$(0.687)	$(0.687)	$(0.784)	$(0.869)

Total distributions to common shareholders	$(0.687)	$(0.687)	$(0.687)	$(0.784)	$(0.869)
Anti-dilutive effect of share repurchase program (see Note 6)(1)	$0.007	$—	$—	$—	$—

Net asset value — End of year (Common shares)	$13.390	$13.460	$12.380	$13.900	$12.760

Market value — End of year (Common shares)	$12.320	$11.840	$11.120	$13.970	$12.890

Total Investment Return on Net Asset Value(2)	5.22%	15.23%	(6.01)%	15.47%	2.16%

Total Investment Return on Market Value(2)	10.09%	12.85%	(16.01)%	14.89%	(1.21)%

55	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Year Ended September 30,
Ratios/Supplemental Data	2015		2014		2013		2012		2011
Net assets applicable to common shares, end of year (000’s omitted)	$34,233		$34,557		$31,779		$35,669		$32,717
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees	1.37	%(4)	1.39	%(4)	1.40	%(4)	1.42	%(4)	1.47	%(5)
Interest and fee expense(6)	0.16%		0.17%		0.17%		0.22%		0.28%
Total expenses	1.53	%(4)	1.56	%(4)	1.57	%(4)	1.64	%(4)	1.75	%(7)
Net investment income	5.20%		5.72%		5.33%		5.80%		7.07%
Portfolio Turnover	1%		7%		14%		18%		17%
Senior Securities:
Total preferred shares outstanding	530		530		530		530		530
Asset coverage per preferred share(8)	$89,590		$90,203		$84,960		$92,301		$86,730
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Expenses after custodian fee reduction was 1.46%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Expenses after custodian fee reduction was 1.74%.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2015	2014	2013	2012	2011
Expenses excluding interest and fees	1.00%	1.00%	1.01%	1.02%	1.03%
Interest and fee expense	0.11%	0.12%	0.12%	0.16%	0.20%
Total expenses	1.11%	1.12%	1.13%	1.18%	1.23%
Net investment income	3.75%	4.08%	3.85%	4.18%	4.98%

56	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year (Common shares)	$13.770	$12.220	$13.800	$12.220	$12.960

Income (Loss) From Operations
Net investment income(1)	$0.741	$0.742	$0.736	$0.762	$0.814
Net realized and unrealized gain (loss)	0.100	1.518	(1.584)	1.606	(0.759)
Distributions to preferred shareholders(1)
From net investment income	(0.009)	(0.008)	(0.013)	(0.016)	(0.023)

Total income (loss) from operations	$0.832	$2.252	$(0.861)	$2.352	$0.032

Less Distributions to Common Shareholders
From net investment income	$(0.702)	$(0.702)	$(0.719)	$(0.772)	$(0.772)

Total distributions to common shareholders	$(0.702)	$(0.702)	$(0.719)	$(0.772)	$(0.772)

Net asset value — End of year (Common shares)	$13.900	$13.770	$12.220	$13.800	$12.220

Market value — End of year (Common shares)	$12.460	$12.500	$11.380	$15.200	$12.780

Total Investment Return on Net Asset Value(2)	6.63%	19.45%	(6.46)%	19.50%	0.65%

Total Investment Return on Market Value(2)	5.30%	16.44%	(20.91)%	25.85%	(3.25)%

57	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Year Ended September 30,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Net assets applicable to common shares, end of year (000’s omitted)	$35,276	$34,947	$30,995	$34,985	$30,922
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees(4)	1.27%	1.32%	1.33%	1.35%	1.42%
Interest and fee expense(5)	0.01%	0.03%	0.02%	0.01%	0.02%
Total expenses(4)	1.28%	1.35%	1.35%	1.36%	1.44%
Net investment income	5.33%	5.74%	5.51%	5.83%	6.98%
Portfolio Turnover	4%	12%	12%	12%	10%
Senior Securities:
Total preferred shares outstanding	680	680	680	680	680
Asset coverage per preferred share(6)	$76,877	$76,393	$70,581	$76,450	$70,474
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(6)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2015	2014	2013	2012	2011
Expenses excluding interest and fees	0.86%	0.87%	0.89%	0.89%	0.90%
Interest and fee expense	0.01%	0.02%	0.01%	0.01%	0.01%
Total expenses	0.87%	0.89%	0.90%	0.90%	0.91%
Net investment income	3.60%	3.78%	3.67%	3.85%	4.43%

58	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year (Common shares)	$14.200	$12.710	$14.460	$13.180	$13.640

Income (Loss) From Operations
Net investment income(1)	$0.809	$0.834	$0.812	$0.829	$0.893
Net realized and unrealized gain (loss)	(0.147)	1.437	(1.742)	1.342	(0.460)
Distributions to preferred shareholders(1)
From net investment income	(0.009)	(0.008)	(0.014)	(0.018)	(0.025)

Total income (loss) from operations	$0.653	$2.263	$(0.944)	$2.153	$0.408

Less Distributions to Common Shareholders
From net investment income	$(0.773)	$(0.773)	$(0.806)	$(0.873)	$(0.868)

Total distributions to common shareholders	$(0.773)	$(0.773)	$(0.806)	$(0.873)	$(0.868)

Net asset value — End of year (Common shares)	$14.080	$14.200	$12.710	$14.460	$13.180

Market value — End of year (Common shares)	$12.240	$12.850	$11.590	$15.780	$13.030

Total Investment Return on Net Asset Value(2)	5.29%	18.84%	(6.69)%	16.76%	3.63%

Total Investment Return on Market Value(2)	1.16%	17.93%	(22.03)%	28.88%	(1.79)%

59	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Year Ended September 30,
Ratios/Supplemental Data	2015		2014		2013		2012		2011
Net assets applicable to common shares, end of year (000’s omitted)	$41,685		$42,033		$37,619		$42,791		$38,972
Ratios (as a percentage of average daily net assets applicable to common shares):(3)†
Expenses excluding interest and fees	1.28	%(4)	1.34	%(4)	1.35	%(4)	1.33	%(4)	1.41	%(5)
Interest and fee expense(6)	0.05%		0.08%		0.06%		0.04%		0.08%
Total expenses	1.33	%(4)	1.42	%(4)	1.41	%(4)	1.37	%(4)	1.49	%(7)
Net investment income	5.69%		6.21%		5.83%		5.98%		7.19%
Portfolio Turnover	4%		2%		14%		11%		12%
Senior Securities:
Total preferred shares outstanding	869		869		869		869		869
Asset coverage per preferred share(8)	$72,969		$73,370		$68,290		$74,242		$69,847
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Expenses after custodian fee reduction was 1.40%.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Expenses after custodian fee reduction was 1.48%.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2015	2014	2013	2012	2011
Expenses excluding interest and fees	0.85%	0.86%	0.88%	0.87%	0.88%
Interest and fee expense	0.03%	0.06%	0.04%	0.03%	0.05%
Total expenses	0.88%	0.92%	0.92%	0.90%	0.93%
Net investment income	3.75%	4.02%	3.82%	3.91%	4.51%

60	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund II (Municipal Fund II), Eaton Vance California Municipal Bond Fund II (California Fund II), Eaton Vance Massachusetts Municipal Bond Fund (Massachusetts Fund), Eaton Vance Michigan Municipal Bond Fund (Michigan Fund), Eaton Vance New Jersey Municipal Bond Fund (New Jersey Fund), Eaton Vance New York Municipal Bond Fund II (New York Fund II), Eaton Vance Ohio Municipal Bond Fund (Ohio Fund) and Eaton Vance Pennsylvania Municipal Bond Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies, except for Municipal Fund II, which is a diversified, closed-end management investment company. The Funds’ investment objective is to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

As of September 30, 2015, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts

61

Eaton Vance

Municipal Bond Funds

September 30, 2015

Notes to Financial Statements — continued

business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at September 30, 2015. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At September 30, 2015, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Floating Rate Notes Outstanding	$43,790,000	$8,415,000	$1,370,000
Interest Rate or Range of Interest Rates (%)	0.02 - 0.37	0.02 - 0.03	0.04 - 0.14
Collateral for Floating Rate Notes Outstanding	$58,407,678	$10,148,526	$2,189,630

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$225,000	$9,305,000	$800,000	$3,390,000
Interest Rate or Range of Interest Rates (%)	0.17	0.02 - 0.05	0.02 - 0.04	0.02 - 0.03
Collateral for Floating Rate Notes Outstanding	$264,940	$12,400,131	$1,046,130	$4,313,950

For the year ended September 30, 2015, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Average Floating Rate Notes Outstanding	$41,729,890	$9,478,233	$3,365,288
Average Interest Rate	0.63%	0.59%	0.62%

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	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$225,000	$9,305,000	$800,000	$3,390,000
Average Interest Rate	0.76%	0.58%	0.59%	0.57%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2015.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts will need to be restructured or unwound. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

As of September 30, 2015, the Funds’ investments in residual interest bonds that were required to be compliant with the Volcker Rule by July 21, 2015 were restructured by the required compliance date. Legal and restructuring fees incurred in connection with residual interest bond trusts that were restructured during the year ended September 30, 2015 have been recorded as interest expense.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

2  Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite

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Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in the Funds’ By-laws and the 1940 Act. Each Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders and Income Tax Information

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at September 30, 2015, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	Municipal Fund II (Series A)	Municipal Fund II (Series B)	California Fund II	Massachusetts Fund	Michigan Fund

APS Dividend Rates at September 30, 2015	0.13%	0.16%	0.13%	0.18%	0.16%
Dividends Accrued to APS Shareholders	$28,858	$28,652	$33,091	$17,500	$16,766
Average APS Dividend Rates	0.13%	0.13%	0.13%	0.13%	0.13%
Dividend Rate Ranges (%)	0.07 - 0.24	0.08 - 0.24	0.07 - 0.24	0.08 - 0.24	0.08 - 0.21

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

APS Dividend Rates at September 30, 2015	0.16%	0.16%	0.16%	0.18%
Dividends Accrued to APS Shareholders	$25,042	$16,825	$21,569	$28,007
Average APS Dividend Rates	0.13%	0.13%	0.13%	0.13%
Dividend Rate Ranges (%)	0.08 - 0.23	0.08 - 0.23	0.08 - 0.24	0.08 - 0.24

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Funds’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each series as of September 30, 2015.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

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Notes to Financial Statements — continued

The tax character of distributions declared for the years ended September 30, 2015 and September 30, 2014 was as follows:

	Year Ended September 30, 2015
	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Distributions declared from:
Tax-exempt income	$7,556,717	$2,862,616	$1,361,564	$1,201,982
Ordinary income	$2,348	$10,805	$—	$—

	Year Ended September 30, 2015
	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$1,944,871	$1,755,504	$1,802,542	$2,316,130
Ordinary income	$18,132	$18,478	$—	$—

	Year Ended September 30, 2014
	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Distributions declared from:
Tax-exempt income	$7,625,882	$2,867,110	$1,359,244	$1,126,330
Ordinary income	$8,029	$407	$—	$—

	Year Ended September 30, 2014
	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$1,841,200	$1,778,307	$1,800,009	$2,312,254
Ordinary income	$18,241	$—	$—	$—

During the year ended September 30, 2015, the following amounts were reclassified due to differences between book and tax accounting, primarily for premium amortization, accretion of market discount and expenditures on defaulted bonds.

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Change in:
Accumulated net realized loss	$(512,981)	$2,920	$6,204	$7,384
Accumulated undistributed net investment income	$512,981	$(2,920)	$(6,204)	$(7,384)

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Change in:
Accumulated net realized loss	$12,887	$(8,055)	$47,117	$29,132
Accumulated undistributed net investment income	$(12,887)	$8,055	$(47,117)	$(29,132)

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These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Undistributed tax-exempt income	$38,140	$225,001	$98,260	$83,996
Capital loss carryforwards and deferred capital losses	$(24,723,319)	$(11,865,710)	$(2,872,271)	$(1,188,391)
Net unrealized appreciation	$19,448,638	$7,492,345	$4,564,964	$2,621,055
Other temporary differences	$(1,045)	$(658)	$(396)	$(56)

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Undistributed tax-exempt income	$221,663	$191,154	$135,294	$336,123
Capital loss carryforwards and deferred capital losses	$(5,623,150)	$(6,446,482)	$(6,763,370)	$(5,634,941)
Net unrealized appreciation	$5,517,012	$4,237,366	$6,293,805	$5,022,470
Other temporary differences	$(166)	$(56)	$(359)	$(633)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, futures contracts, the timing of recognizing distributions to shareholders, premium amortization, accretion of market discount and residual interest bonds.

At September 30, 2015, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

September 30, 2016	$658,427	$52,500	$—	$1,883
September 30, 2017	2,011,041	1,365,711	94,578	—
September 30, 2018	11,539,291	3,330,399	1,054,999	579,696
September 30, 2019	1,277,303	1,539,887	225,669	515,704

Total capital loss carryforwards	$15,486,062	$6,288,497	$1,375,246	$1,097,283

Deferred capital losses:
Short-term	$2,348,669	$1,350,815	$614,928	$91,108
Long-term	$6,888,588	$4,226,398	$882,097	$—

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Expiration Date	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

September 30, 2016	$—	$41,818	$83,319	$—
September 30, 2017	244,927	1,233,356	1,620,085	—
September 30, 2018	2,060,337	1,545,637	3,381,936	1,949,047
September 30, 2019	1,369,694	1,548,104	669,118	925,899

Total capital loss carryforwards	$3,674,958	$4,368,915	$5,754,458	$2,874,946

Deferred capital losses:
Short-term	$841,090	$814,848	$613,512	$868,223
Long-term	$1,107,102	$1,262,719	$395,400	$1,891,772

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Aggregate cost	$156,936,763	$66,624,512	$34,761,774	$32,535,864

Gross unrealized appreciation	$19,894,955	$7,684,625	$4,626,926	$2,665,261
Gross unrealized depreciation	(446,317)	(192,280)	(61,962)	(44,206)

Net unrealized appreciation	$19,448,638	$7,492,345	$4,564,964	$2,621,055

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Aggregate cost	$50,108,877	$41,860,070	$45,421,334	$57,257,133

Gross unrealized appreciation	$5,692,297	$4,585,161	$6,356,560	$5,230,742
Gross unrealized depreciation	(175,285)	(347,795)	(62,755)	(208,272)

Net unrealized appreciation	$5,517,012	$4,237,366	$6,293,805	$5,022,470

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund, and the amount of any outstanding APS issued by the Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Fund’s APS then outstanding and the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the APS

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outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the year ended September 30, 2015, the investment adviser fees were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Investment Adviser Fee	$1,231,465	$468,931	$232,871	$196,883

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Investment Adviser Fee	$313,696	$313,192	$291,849	$369,762

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2015 were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Purchases	$19,264,847	$—	$3,127,146	$1,019,551
Sales	$14,071,795	$4,349,775	$4,874,000	$2,745,204

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Purchases	$2,792,989	$589,045	$2,810,664	$2,875,536
Sales	$3,605,411	$2,774,999	$2,238,565	$3,960,125

6  Common Shares of Beneficial Interest

For the year ended September 30, 2015, the California Fund II and New Jersey Fund issued 529 and 678 common shares, respectively, pursuant to its dividend reinvestment plan. For the year ended September 30, 2014, the Pennsylvania Fund issued 281 common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the other Funds for the years ended September 30, 2015 and September 30, 2014.

On November 11, 2013, the Boards of Trustees of the Funds authorized the repurchase by each Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Funds to purchase a specific amount of shares. During the year ended September 30, 2015, the number, cost (including brokerage commissions), average price per share and weighted average discount per share to NAV of common shares repurchased, were as follows:

	Year Ended September 30, 2015
	Michigan Fund	New Jersey Fund	New York Fund II

Common shares repurchased	14,000	30,600	10,900
Cost, including brokerage commissions, of common shares repurchased	$184,430	$391,677	$130,104
Average price per share	$13.17	$12.80	$11.94
Weighted average discount per share to NAV	12.28%	12.29%	11.72%

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There were no repurchases of common shares by the Funds for the year ended September 30, 2014.

7  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At September 30, 2015, the Massachusetts Fund and Michigan Fund had a payment due to SSBT pursuant to the foregoing arrangement of $1,692,542 and $91,036, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at September 30, 2015. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 9) at September 30, 2015. The Funds’ average overdraft advances during the year ended September 30, 2015 were not significant.

8  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2015 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

Municipal II	12/15	29 U.S. Long Treasury Bond	Short	$(4,481,579)	$(4,562,969)	$(81,390)
California II	12/15	15 U.S. 10-Year Treasury Note	Short	$(1,910,363)	$(1,931,016)	$(20,653)

	12/15	15 U.S. Long Treasury Bond	Short	(2,318,057)	(2,360,156)	(42,099)
Massachusetts	12/15	9 U.S. Long Treasury Bond	Short	$(1,390,835)	$(1,416,094)	$(25,259)
New Jersey	12/15	14 U.S. Long Treasury Bond	Short	$(2,163,521)	$(2,202,813)	$(39,292)
New York II	12/15	15 U.S. Long Treasury Bond	Short	$(2,318,058)	$(2,360,156)	$(42,098)
Pennsylvania	12/15	20 U.S. Long Treasury Bond	Short	$(3,090,744)	$(3,146,875)	$(56,131)

At September 30, 2015, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

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The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2015 were as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund		Michigan Fund

Liability Derivative:

Futures Contracts	$(81,390	)(1)	$(62,752	)(1)	$(25,259	)(1)	$—

Total	$(81,390)		$(62,752)		$(25,259)		$—

	New Jersey Fund		New York Fund II		Ohio Fund		Pennsylvania Fund

Liability Derivative:

Futures Contracts	$(39,292	)(1)	$(42,098	)(1)	$—		$(56,131	)(1)

Total	$(39,292)		$(42,098)		$—		$(56,131)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2015 was as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund		Michigan Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(243,993	)(1)	$(198,299	)(1)	$(78,323	)(1)	$—
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(129,434	)(2)	$(97,331	)(2)	$(40,546	)(2)	$—

	New Jersey Fund		New York Fund II		Ohio Fund		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(190,279	)(1)	$(120,481	)(1)	$—		$(247,522	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(82,969	)(2)	$(66,120	)(2)	$—		$(110,727	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the year ended September 30, 2015, which is indicative of the volume of this derivative type, was approximately as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Average Notional Amount:

Futures Contracts - Short	$5,168,000	$4,585,000	$1,623,000	$—

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	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Notional Amount:

Futures Contracts - Short	$3,987,000	$2,632,000	$—	$5,104,000

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Municipal Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$220,175,401	$—	$220,175,401

Total Investments	$—	$220,175,401	$—	$220,175,401

Liability Description

Futures Contracts	$(81,390)	$—	$—	$(81,390)

Total	$(81,390)	$—	$—	$(81,390)

California Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$82,531,857	$—	$82,531,857

Total Investments	$—	$82,531,857	$—	$82,531,857

Liability Description

Futures Contracts	$(62,752)	$—	$—	$(62,752)

Total	$(62,752)	$—	$—	$(62,752)

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Notes to Financial Statements — continued

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$40,696,738	$—	$40,696,738

Total Investments	$—	$40,696,738	$—	$40,696,738

Liability Description

Futures Contracts	$(25,259)	$—	$—	$(25,259)

Total	$(25,259)	$—	$—	$(25,259)

Michigan Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$35,156,919	$—	$35,156,919

Total Investments	$—	$35,156,919	$—	$35,156,919

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$55,365,959	$—	$55,365,959

Taxable Municipal Securities	—	484,930	—	484,930

Total Investments	$—	$55,850,889	$—	$55,850,889

Liability Description

Futures Contracts	$(39,292)	$—	$—	$(39,292)

Total	$(39,292)	$—	$—	$(39,292)

New York Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$55,402,436	$—	$55,402,436

Total Investments	$—	$55,402,436	$—	$55,402,436

Liability Description

Futures Contracts	$(42,098)	$—	$—	$(42,098)

Total	$(42,098)	$—	$—	$(42,098)

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$52,515,139	$—	$52,515,139

Total Investments	$—	$52,515,139	$—	$52,515,139

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Municipal Bond Funds

September 30, 2015

Notes to Financial Statements — continued

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$65,669,603	$—	$65,669,603

Total Investments	$—	$65,669,603	$—	$65,669,603

Liability Description

Futures Contracts	$(56,131)	$—	$—	$(56,131)

Total	$(56,131)	$—	$—	$(56,131)

The California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs.

Level 3 investments held by Municipal Fund II at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2015 is not presented.

At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

10  Subsequent Event

On October 22, 2015, each Fund commenced a tender offer to purchase for cash up to 100% of its outstanding APS at a price per share equal to 95.5% of the APS liquidation preference of $25,000 per share, plus any accrued but unpaid dividends. Each Fund’s tender offer is conditional upon the Fund’s issuance of new preferred shares with an aggregate liquidation preference at least equal to the aggregate liquidation preference of the tendered APS and certain other conditions as set forth in the offer documents. Each Fund’s tender offer is scheduled to expire on December 2, 2015, but may be extended.

73

Eaton Vance

Municipal Bond Funds

September 30, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund (collectively, the “Funds”), including the portfolios of investments, as of September 30, 2015, and the related statements of operations for the year then ended, the statements of cash flows of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, and Eaton Vance New York Municipal Bond Fund II for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund as of September 30, 2015, the results of their operations for the year then ended, the cash flows of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, and Eaton Vance New York Municipal Bond Fund II for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 16, 2015

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Eaton Vance

Municipal Bond Funds

September 30, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended September 30, 2015, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Eaton Vance Municipal Bond Fund II	99.97%
Eaton Vance California Municipal Bond Fund II	99.62%
Eaton Vance Massachusetts Municipal Bond Fund	100.00%
Eaton Vance Michigan Municipal Bond Fund	100.00%
Eaton Vance New Jersey Municipal Bond Fund	99.08%
Eaton Vance New York Municipal Bond Fund II	98.96%
Eaton Vance Ohio Municipal Bond Fund	100.00%
Eaton Vance Pennsylvania Municipal Bond Fund	100.00%

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Eaton Vance

Municipal Bond Funds

September 30, 2015

Annual Meeting of Shareholders (Unaudited)

Each Fund held its Annual Meeting of Shareholders on July 23, 2015. William H. Park and Valerie A. Mosley were elected Class I Trustees of each Fund for a three-year term expiring in 2018. Ralph F. Verni had been nominated for election by the holders of each Fund’s APS. Due to a lack of quorum of APS, each Fund was unable to act on the election of Mr. Verni. Accordingly, Mr. Verni will remain in office and continue to serve as Trustee of each Fund until his successor is duly elected and qualified.

	Nominee for Class I Trustee Elected by APS Shareholders: Ralph F. Verni	Nominee for Class I Trustee Elected by All Shareholders: William H. Park	Nominee for Class I Trustee Elected by All Shareholders: Valerie A. Mosley
Municipal Fund II
For	243	8,471,098	8,446,996
Withheld	66	764,585	788,687
California Fund II
For	29	3,375,172	3,362,038
Withheld	63	251,430	264,564
Massachusetts Fund
For	52	1,624,703	1,628,194
Withheld	37	18,706	15,215
Michigan Fund
For	117	1,286,007	1,275,078
Withheld	14	50,183	61,112
New Jersey Fund
For	102	2,362,472	2,363,935
Withheld	13	49,336	47,873
New York Fund II
For	139	2,213,791	2,155,469
Withheld	24	66,445	124,767
Ohio Fund
For	90	2,349,362	2,348,408
Withheld	51	23,730	24,684
Pennsylvania Fund
For	295	2,428,076	2,427,086
Withheld	4	55,115	56,105

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Eaton Vance

Municipal Bond Funds

September 30, 2015

Dividend Reinvestment Plan

Each Fund offers a dividend reinvestment plan (Plan) pursuant to which shareholders may elect to have distributions automatically reinvested in common shares (Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer & Trust Company, LLC (AST) as dividend paying agent. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by AST, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Fund’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Fund. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

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Eaton Vance

Municipal Bond Funds

September 30, 2015

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Bond Funds

c/o American Stock Transfer & Trust Company, LLC

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company, and has no employees.

Number of Shareholders

As of September 30, 2015, Fund records indicate that there are 14, 5, 3, 4, 6, 11, 5 and 22 registered shareholders for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively, and approximately 3,508, 1,188, 804, 877, 1,097, 992, 1,337 and 1,699 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

Municipal Bond Fund II	EIV
California Municipal Bond Fund II	EIA
Massachusetts Municipal Bond Fund	MAB
Michigan Municipal Bond Fund	MIW

New Jersey Municipal Bond Fund	EMJ
New York Municipal Bond Fund II	NYH
Ohio Municipal Bond Fund	EIO
Pennsylvania Municipal Bond Fund	EIP

78

Eaton Vance

Municipal Bond Funds

September 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Municipal Bond Fund II

•	Eaton Vance California Municipal Bond Fund II

•	Eaton Vance Massachusetts Municipal Bond Fund

•	Eaton Vance Michigan Municipal Bond Fund

•	Eaton Vance New Jersey Municipal Bond Fund

•	Eaton Vance New York Municipal Bond Fund II

•	Eaton Vance Ohio Municipal Bond Fund

•	Eaton Vance Pennsylvania Municipal Bond Fund

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes to such personnel, where relevant. In particular, the Board considered, where relevant, the abilities

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Eaton Vance

Municipal Bond Funds

September 30, 2015

Board of Trustees’ Contract Approval — continued

and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to each Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Funds, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. With respect to Eaton Vance New Jersey Municipal Bond Fund, on the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory. With respect to all other Funds, the Board concluded that the performance of each such Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

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Municipal Bond Funds

September 30, 2015

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Funds are not continuously offered and that the Funds’ assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedules is not warranted at this time.

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Eaton Vance

Municipal Bond Funds

September 30, 2015

Management and Organization

Fund Management.  The Trustees and officers of Eaton Vance Municipal Bond Fund II (EIV), Eaton Vance California Municipal Bond Fund II (EIA), Eaton Vance Massachusetts Municipal Bond Fund (MAB), Eaton Vance Michigan Municipal Bond Fund (MIW), Eaton Vance New Jersey Municipal Bond Fund (EMJ), Eaton Vance New York Municipal Bond Fund II (NYH), Eaton Vance Ohio Municipal Bond Fund (EIO), and Eaton Vance Pennsylvania Municipal Bond Fund (EIP) (the Funds) are responsible for the overall management and supervision of the Funds’ affairs. The Trustees and Officers of the Funds are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Funds, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee serves for a three year term. Each officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Funds	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Class II Trustee	Until 2016. Trustee since 2007.

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Funds.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Class II Trustee	Until 2016. Trustee since 2011.

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Class II Trustee	Until 2016. Trustee since 2014.

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Class III Trustee	Until 2017. Trustee since 2014.

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Class I Trustee	Until 2018. Trustee since 2014.

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Class I Trustee	Until 2018. Trustee since 2003.

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

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Eaton Vance

Municipal Bond Funds

September 30, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Funds	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters(A) 1948	Class III Trustee	Until 2017(4). Trustee since 2008.

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Class III Trustee	Until 2017. Trustee since 2015.

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Class III Trustee	Until 2017. Trustee since 2011.

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni(A) 1943	Chairman of the Board and Class I Trustee	Until 2018(5). Trustee since 2005 and Chairman since 2007.

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Funds	Officer Since(6)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)

Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise. Each Trustee holds office until the annual meeting for the year in which his or her term expires and until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal.

(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

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Municipal Bond Funds

September 30, 2015

Management and Organization — continued

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)	Due to a lack of quorum of APS, the Funds were unable to act on election of Ms. Peters. Accordingly, Ms. Peters will remain in office and continue to serve as Trustee of each Fund.
(5)	Due to a lack of quorum of APS, the Funds were unable to act on election of Mr. Verni. Accordingly, Mr. Verni will remain in office and continue to serve as Trustee of each Fund.
(6)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

(A)	APS Trustee.

85

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

1557    9.30.15

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a) –(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2014 and September 30, 2015 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	9/30/14	9/30/15
Audit Fees	$28,290	$29,090
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,070	$8,827
All Other Fees(3)	$0	$0

Total	$37,360	$37,917

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended September 30, 2014 and September 30, 2015; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	9/30/14	9/30/15
Registrant	$9,070	$8,827
Eaton Vance(1)	$256,315	$46,000

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. William H. Park (Chair), Scott E. Eston, Cynthia E. Frost and Ralph F. Verni are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Craig R. Brandon, portfolio manager of Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund and Eaton Vance New York Municipal Bond Fund II, Cynthia J. Clemson, portfolio manager of Eaton Vance Michigan Municipal Bond Fund, Eaton Vance Municipal Bond Fund II and Eaton Vance Ohio Municipal Bond Fund and Adam A. Weigold, portfolio manager of Eaton Vance New Jersey Municipal Bond Fund and Eaton Vance Pennsylvania Municipal Bond Fund are responsible for the overall and day-to-day management of each Fund’s investments.

Mr. Brandon has been an Eaton Vance analyst since 1998, a portfolio manager since 2004, and is Co-Director of the Municipal Investments Group. Ms. Clemson has been an Eaton Vance portfolio manager since 1991 and is Co-Director of the Municipal Investments Group. Mr. Weigold has been an Eaton Vance credit analyst since 1991 and a portfolio manager since 2007. Messrs. Brandon and Weigold and Ms. Clemson are Vice Presidents of Eaton Vance Management (“EVM” or “Eaton Vance”). This information is provided as of the date of filing of this report.

The following table shows, as of each Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	17	$6,478.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Cynthia J. Clemson
Registered Investment Companies	13	$4,744.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Adam A. Weigold
Registered Investment Companies	16	$2,534.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Dollar Range of Equity Securities Owned in the Fund

California Municipal Bond Fund II
Craig R. Brandon	None

Massachusetts Municipal Bond Fund
Craig R. Brandon	None

Michigan Municipal Bond Fund
Cynthia J. Clemson	None

Municipal Bond Fund II
Cynthia J. Clemson	None

New Jersey Municipal Bond Fund
Adam A. Weigold	None

New York Municipal Bond Fund II
Craig R. Brandon	None

Ohio Municipal Bond Fund
Cynthia J. Clemson	None

Pennsylvania Municipal Bond Fund
Adam A. Weigold	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments on the one hand and investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 12, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 12, 2015